STAG VARIABLE LIFE LAST SURVIVOR
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                     [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series I of Stag Variable Life Last Survivor variable life insurance policy. Please read it carefully before you purchase your variable life insurance policy.

Stag Variable Life Last Survivor is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:

                         SUB-ACCOUNT                                          PURCHASES SHARES OF:
  AIM V.I. Mid Cap Core Equity Fund Sub-Account              Series I of the AIM V.I. Mid Cap Core Equity Fund of
                                                             the A I M Variable Insurance Funds
  AIM V.I. Premier Equity Fund Sub-Account                   Series I of the AIM V.I. Premier Equity Fund of the A
                                                             I M Variable Insurance Funds
  American Funds Asset Allocation Fund Sub-Account           Class 2 of the Asset Allocation Fund of American Funds
                                                             Insurance Series
  American Funds Blue Chip Income and Growth Fund Sub-       Class 2 of the Blue Chip Income and Growth Fund of
  Account                                                    American Funds Insurance Series
  American Funds Bond Fund Sub-Account                       Class 2 of the Bond Fund of American Funds Insurance
                                                             Series
  American Funds Global Growth Fund Sub-Account              Class 2 of the Global Growth Fund of American Funds
                                                             Insurance Series
  American Funds Global Small Capitalization Fund Sub-       Class 2 of the Global Small Capitalization Fund of
  Account                                                    American Funds Insurance Series
  American Funds Growth Fund Sub-Account                     Class 2 of the Growth Fund of American Funds Insurance
                                                             Series
  American Funds Growth-Income Fund Sub-Account              Class 2 of the Growth-Income Fund of American Funds
                                                             Insurance Series
  American Funds International Fund Sub-Account              Class 2 of the International Fund of American Funds
                                                             Insurance Series
  American Funds New World Fund Sub-Account                  Class 2 of the New World Fund of American Funds
                                                             Insurance Series
  Franklin Small Cap Value Securities Fund Sub-Account       Class 2 of the Franklin Small Cap Value Securities
                                                             Fund of the Franklin Templeton Variable Insurance
                                                             Products Trust
  Hartford Advisers HLS Fund Sub-Account                     Class IA of Hartford Advisers HLS Fund of Hartford
                                                             Series Fund, Inc.
  Hartford Capital Appreciation HLS Fund Sub-Account (1)     Class IA of Hartford Capital Appreciation HLS Fund of
                                                             Hartford Series Fund, Inc.
  Hartford Disciplined Equity HLS Fund Sub-Account           Class IA of Hartford Disciplined Equity HLS Fund of
                                                             Hartford Series Fund, Inc.
  Hartford Dividend and Growth HLS Fund Sub-Account          Class IA of Hartford Dividend and Growth HLS Fund of
                                                             Hartford Series Fund, Inc.

(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.

                         SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Hartford Global Advisers HLS Fund Sub-Account (Closed to   Class IA of Hartford Global Advisers HLS Fund of
  new and subsequent premium payments and transfers of       Hartford Series Fund, Inc.
  Account Value)
  Hartford Global Leaders HLS Fund Sub-Account (Closed to    Class IA of Hartford Global Leaders HLS Fund of
  new and subsequent premium payments and transfers of       Hartford Series Fund, Inc.
  Account Value)
  Hartford Global Technology HLS Fund Sub-Account (Closed    Class IA of Hartford Global Technology HLS Fund of
  to new and subsequent premium payments and transfers of    Hartford Series Fund, Inc.
  Account Value)
  Hartford Growth Opportunities HLS Fund Sub-Account         Class IA of Hartford Growth Opportunities HLS Fund of
                                                             Hartford HLS Series Fund II, Inc.
  Hartford Index HLS Fund Sub-Account                        Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities HLS Fund Sub-Account  Class IA of Hartford International Opportunities HLS
                                                             Fund of Hartford Series Fund, Inc.
  Hartford International Small Company HLS Fund Sub-         Class IA of Hartford International Small Company HLS
  Account                                                    Fund of Hartford Series Fund, Inc.
  Hartford MidCap HLS Fund Sub-Account (2)                   Class IA of Hartford MidCap HLS Fund of Hartford
                                                             Series Fund, Inc.
  Hartford MidCap Value HLS Fund Sub-Account (3)             Class IA of Hartford MidCap Value HLS Fund of Hartford
                                                             Series Fund II, Inc.
  Hartford Money Market HLS Fund Sub-Account                 Class IA of Hartford Money Market HLS Fund of Hartford
                                                             Series Fund, Inc.
  Hartford Mortgage Securities HLS Fund Sub-Account          Class IA of Hartford Mortgage Securities HLS Fund of
                                                             Hartford Series Fund, Inc.
  Hartford Small Company HLS Fund Sub-Account (3)            Class IA of Hartford Small Company HLS Fund of
                                                             Hartford Series Fund, Inc.
  Hartford Stock HLS Fund Sub-Account                        Class IA shares of Hartford Stock HLS Fund of Hartford
                                                             HLS Series Fund, Inc.
  Hartford Total Return Bond HLS Fund Sub-Account (formerly  Class IA shares of Hartford Total Return Bond HLS Fund
  Hartford Bond HLS Fund Sub-Account)                        (formerly Hartford Bond HLS Fund) of Hartford Series
                                                             Fund, Inc.
  Hartford Value Opportunities HLS Fund Sub-Account          Class IA shares of Hartford Value Opportunities HLS
                                                             Fund of Hartford HLS Series Fund II, Inc.
  MFS New Discovery Series Sub-Account                       Initial Class of the MFS-Registered Trademark- New
                                                             Discovery Series of the MFS-Registered Trademark-
                                                             Variable Insurance Trust-SM-
  MFS Total Return Series Sub-Account                        Initial Class of the MFS-Registered Trademark- Total
                                                             Return Series of the MFS-Registered Trademark-
                                                             Variable Insurance Trust-SM-
  Mutual Shares Securities Fund Sub-Account                  Class 2 of the Mutual Shares Securities Fund of the
                                                             Franklin Templeton Variable Insurance Products Trust
  Putnam VT Capital Opportunities Sub-Account                Class IB of Putnam VT Capital Opportunities Fund of
                                                             Putnam Variable Trust
  Putnam VT Diversified Income Fund Sub-Account (Closed to   Class IA of Putnam VT Diversified Income Fund of
  new and subsequent premium payments and transfers of       Putnam Variable Trust
  Account Value)
  Putnam VT Equity Income Sub-Account                        Class IB of Putnam VT Equity Income Fund of Putnam
                                                             Variable Trust
  Putnam VT The George Putnam Fund of Boston Sub-Account     Class IA of Putnam VT The George Putnam Fund of Boston
  (Closed to new and subsequent premium payments and         of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Global Asset Allocation Fund Sub-Account         Class IA of Putnam VT Global Asset Allocation Fund of
  (Closed to new and subsequent premium payments and         Putnam Variable Trust
  transfers of Account Value)

(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

(3) Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.

                         SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Putnam VT Global Equity Sub-Account                        Class IA of Putnam VT Global Equity Fund of Putnam
                                                             Variable Trust
  Putnam VT Growth and Income Sub-Account                    Class IA of Putnam VT Growth and Income Fund of Putnam
                                                             Variable Trust
  Putnam VT Health Sciences Fund Sub-Account (Closed to new  Class IA of Putnam VT Health Sciences Fund of Putnam
  and subsequent premium payments and transfers of Account   Variable Trust
  Value)
  Putnam VT High Yield Sub-Account                           Class IA of Putnam VT High Yield Fund of Putnam
                                                             Variable Trust
  Putnam VT Income Sub-Account                               Class IA of Putnam VT Income Fund of Putnam Variable
                                                             Trust
  Putnam VT International Equity Sub-Account                 Class IA of Putnam VT International Equity Fund of
                                                             Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-        Class IA of Putnam VT International Growth Fund of
  Account (Closed to new and subsequent premium payments     Putnam Variable Trust
  and transfers of Account Value)
  Putnam VT International New Opportunities Fund Sub-        Class IA of Putnam VT International New Opportunities
  Account (Closed to new and subsequent premium payments     Fund of Putnam Variable Trust
  and transfers of Account Value)
  Putnam VT Investors Fund Sub-Account (Closed to new and    Class IA of Putnam VT Investors Fund of Putnam
  subsequent premium payments and transfers of Account       Variable Trust
  Value)
  Putnam VT Money Market Fund Sub-Account (Closed to new     Class IA of Putnam VT Money Market Fund of Putnam
  and subsequent premium payments and transfers of Account   Variable Trust
  Value)
  Putnam VT New Opportunities Sub-Account                    Class IA of Putnam VT New Opportunities Fund of Putnam
                                                             Variable Trust
  Putnam VT New Value Fund Sub-Account (Closed to new and    Class IA of Putnam VT New Value Fund of Putnam
  subsequent premium payments and transfers of Account       Variable Trust
  Value)
  Putnam VT OTC & Emerging Growth Fund Sub-Account (Closed   Class IA of Putnam VT OTC & Emerging Growth Fund of
  to new and subsequent premium payments and transfers of    Putnam Variable Trust
  Account Value)
  Putnam VT Utilities Growth and Income Fund Sub-Account     Class IA of Putnam VT Utilities Growth and Income Fund
  (Closed to new and subsequent premium payments and         of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Vista Fund Sub-Account (Closed to new and        Class IA of Putnam VT Vista Fund of Putnam Variable
  subsequent premium payments and transfers of Account       Trust
  Value)
  Putnam VT Voyager Sub-Account                              Class IA of Putnam VT Voyager Fund of Putnam Variable
                                                             Trust
  Fidelity VIP Asset Manager Portfolio Sub-Account (Closed   Initial Class of Fidelity VIP Asset Manager Portfolio
  to new and subsequent premium payments and transfers of
  Account Value)
  Fidelity VIP Equity-Income Portfolio Sub-Account           Initial Class of Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account (Closed to     Initial Class of Fidelity VIP Overseas Portfolio
  new and subsequent premium payments and transfers of
  Account Value)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 2, 2005

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  Separate Account VL II                                          9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           13
----------------------------------------------------------------------
YOUR POLICY                                                      15
----------------------------------------------------------------------
PREMIUMS                                                         21
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 23
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              24
----------------------------------------------------------------------
LOANS                                                            25
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          25
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       26
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                30
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        31
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              32
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

x  Level Option: The death benefit equals the current Face Amount.

x Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

x Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 41 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable last survivor life insurance policy offered by us on the life of the insureds.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. You may make a partial surrender once per month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one partial surrender per month. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See ("Federal Tax Considerations.")

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Front-End Sales Load                       When you pay premium.                      Maximum Charge:(1)
                                                                                      50% of each Premium Payment.

Tax Charge on Premium Payment              When you pay premium.                      A percent of premium which varies by
                                                                                      your state and municipality of
                                                                                      residence. The range of premium tax
                                                                                      charge is generally between 0% and 4%.
                                                                                      This rate will change if your state or
                                                                                      municipality changes its premium tax
                                                                                      charges. It may change if you change
                                                                                      your state or municipality of residence.
Federal Tax Charge                         When you pay premium.                      1.25% of each premium payment.
Premium Processing Charge                  When you pay premium.                      1.25% of each premium payment.
Unscheduled Face Amount Increase Fee       Each month for five (5) years beginning    Maximum Charge
                                           on the effective date of any unscheduled   The monthly fee is $0.05 per $1,000 of
                                           increase in Face Amount you request.       Face Amount increase.
Transfer Fees                              When you make a transfer after the first   $25 per transfer.*
                                           transfer in any month.
Withdrawal Charge                          When you take a withdrawal.                $50 per withdrawal.
Loan Interest Rate                         Monthly if you have taken a loan on your   6%(2)
                                           policy.

(1) Premiums attributable to the Basic Face Amount up to the Target Premium.

The Front-End Sales Load is based on the amount of premium paid in relation to the target premium, the policy year in which the premium is paid, and the amount of the premium attributable to the Basic Face Amount and to the Supplemental Face Amount.

Policy Year           Percent
-----------           -------
  1                       50%
  2-5                     15%
  6-10                    10%
  11-20                    2%
  20+                      2%

    Premiums attributable to the Basic Face Amount in excess of the Target
    Premium:

Policy Year           Percent
-----------           -------
  1                        9%
  2-10                     4%
  11-20                    2%
  20+                      2%

    Premiums attributable to the Supplemental Face Amount:

Policy Year           Percent
-----------           -------
  1-10                     4%
  11-20                    2%
  20+                      2%

(2) Loan Accounts are credited with interest at an annual rate of 2% for the first ten policy years. Thereafter, the rate will be 3%. Preferred Loan Accounts are credited with interest at an annual rate of 4%.

*   Not currently being deducted.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges(1)               Monthly.                                   Minimum Charge
                                                                                      $0.00 per $1,000 of the net amount at
                                                                                      risk for two 20-year-old female
                                                                                      non-smokers.
                                                                                      Maximum Charge
                                                                                      $1.32 per $1,000 of the net amount at
                                                                                      risk for two 85-year-old male smokers.
                                                                                      Charge for a representative insured
                                                                                      $0.01 per $1,000 of the net amount at
                                                                                      risk for two 65-year-old male preferred
                                                                                      non-smokers and two 65-year-old female
                                                                                      preferred non-smokers.
Mortality and Expense Risk Charge          Monthly.                                   Policy Years 1-10:
                                                                                      0.80% (annualized) of the Sub-Account
                                                                                      Value.
                                                                                      Policy Years 11+
                                                                                      0.80% (annualized) of the first $100,000
                                                                                      of Sub-Account Value. For the remaining
                                                                                      Sub-Account Value, 0.40% of Sub-Account
                                                                                      Value attributable to the Basic Face
                                                                                      Amount, and 0.50% of Sub-Account Value
                                                                                      attributable to the Supplemental Face
                                                                                      Amount.
Administrative Charge                      Monthly.                                   Years 1-5
                                                                                      $10 per month plus $0.03 per month per
                                                                                      $1,000 of Basic Face Amount at the
                                                                                      policy issue date, and $15 per month
                                                                                      plus $0.05 per month per $1,000 of
                                                                                      Supplemental Face Amount at the policy
                                                                                      issue date.
                                                                                      Years 6+:
                                                                                      $10
Issue Charge                               Each month for the first five Policy       Maximum Charge
                                           Years.                                     $20 plus $0.05 per $1,000 of the Initial
                                                                                      Face Amount.
Single Life Yearly Renewable Term Life     Monthly.                                   Minimum Charge
Insurance Rider(1)                                                                    $0.25 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female
                                                                                      non-smoker.
                                                                                      Maximum Charge
                                                                                      $14.96 per $1,000 of the net amount at
                                                                                      risk for an 85-year-old male smoker.
                                                                                      Charge for a representative insured
                                                                                      $3.05 per $1,000 of the net amount at
                                                                                      risk for a 65-year-old male.
Estate Protection Rider(1)                 Monthly.                                   Minimum Charge
                                                                                      $0.25 per $1,000 of the net amount at
                                                                                      risk for two 20-year-old female
                                                                                      non-smokers.
                                                                                      Maximum Charge
                                                                                      $2.89 per $1,000 of the net amount at
                                                                                      risk for two 85-year-old male smokers.
                                                                                      Charge for a representative insured
                                                                                      $0.25 per $1,000 of the net amount at
                                                                                      risk for two 65-year-old males.
Last Survivor Exchange Option Rider        Monthly.                                   No Charge.
Maturity Value Extension Rider             Monthly.                                   No Charge.

(1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.43%      1.26%
---------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING        RATING               BASIS OF RATING
------------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             2/15/05               A+  Financial Strength
------------------------------------------------------------------------------------------------------
 Standard & Poor's                       2/15/05              AA-  Financial Strength
------------------------------------------------------------------------------------------------------
 Fitch                                   2/15/05              AA   Financial Strength
------------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks to achieve long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (1)

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management Company, LLP.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL ADVISERS HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL LEADERS HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD MIDCAP HLS FUND -- Seeks long-term growth of capital. Sub-advised by Wellington Management Company, LLP. (2)

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP. (3)

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (3)

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management Company, LLP.

HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of

(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.

(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

(3) Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------
capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT DIVERSIFIED INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT EQUITY INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States. The fund invests mainly in value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States. The fund invests mainly in growth stocks, which are those issued by companies that Putnam Management believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time.

PUTNAM VT INVESTORS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MONEY MARKET FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund pursues its goal by investing mainly in instruments that are high quality and have short-term maturity.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT NEW VALUE FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP ASSET MANAGER-SM- PORTFOLIO (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income.

FIDELITY VIP OVERSEAS PORTFOLIO (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term growth of capital.

INVESTMENT ADVISERS -- The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end, series, management investment company. A I M
Advisors, Inc. serves as the investment adviser to these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series and Fortis Value Series.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The front-end sales load is based on:

- the amount of premium paid in relation to the Target Premium;

- the policy year in which the premium is paid; and

- the amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount up to the Target Premium are:

- 50% in the first policy year;

- 15% in policy years 2 through 5;

- 10% in policy years 6 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount in excess of the Target Premium are:

- 9% in policy year 1;

- 4% in policy years 2 through 10; and

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for all premiums Attributable to the Supplemental Face Amount is:

- 4% in policy years 1 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

FEDERAL TAX CHARGE -- We deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the Policies' deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums.

PREMIUM PROCESSING CHARGE -- We deduct a 1.25% charge from each premium payment for premium collection costs and premium and policy processing costs.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the mortality and expense risk charge;

- the monthly administrative charge;

- the issue charge;

- charges for "special" insurance class rating, if any;

- any charges for additional benefits provided by rider;

- any Face Amount increase fee;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your Policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and/or the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For standard risks, the cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table
(ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

On each Monthly Activity Date during the last 25 policy years before the Maturity Date, we will apply a discount to the cost of insurance rate, provided you qualify. The discount equals 10%, multiplied by the ratio of the Basic Face Amount at the policy's issue date to the Face Amount at the policy's issue date, as shown on the policy's specifications page. To qualify for the discount, the policy must have been in force at least 15 policy years and the ratio of the then-current Account Value to the then-current Death Benefit must equal at least the qualifying ratio described below. The qualifying ratio is 0% with 25 policy years remaining until the maturity date and increases by three percentage points each policy year thereafter. For example, with ten policy years remaining until the Maturity Date the qualifying ratio is 45%, and with one policy year remaining the qualifying ratio is 72%. This discount may not be available in all states.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
Value. The current mortality and expense risk charge for any Monthly Activity Date is equal to:

- the current mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Accounts on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

The current and maximum mortality and expense risk rate for the first ten policy years is 0.80%. Thereafter, the current and maximum rate is 0.80% on the first $100,000 of Account Value as determined just prior to Hartford assessing the Monthly Deduction Amount. On the remaining Account Value, the current mortality and expense risk rate is 0.25% and the maximum rate is 0.40% for Account Value attributable to the Basic Face Amount and 0.50% for Account Value attributable to the Supplemental Face Amount.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative fee is the sum of $7.50 per month, plus $0.01 per month per $1000 of Face Amount at the policy issue date, paid in policy years 1 through 10. On a blended rate basis, the charge for all policy years is guaranteed never to exceed the sum of $10.00 per month, plus $0.03 per month per $1000 of Basic Face Amount at the policy issue date, and $15.00 per month plus $0.05 per month per $1000 of Supplemental Face Amount at the policy issue date. This maximum charge is a blended rate based on the ratio of the initial Basic Face Amount and the initial Supplemental Face Amount to the initial Face Amount. For example, if the initial Basic Face Amount was $200,000 and the initial Supplemental Face Amount was $50,000, then the ratio of initial Basic Face Amount to initial Face Amount is .80 ($200,000 divided by $250,000) and the ratio of initial Supplemental Face Amount to initial Face Amount is .20 ($50,000 divided by $250,000). The blended maximum charge would be $11.00 per month (.80, multiplied by $10.00, plus .20 multiplied by $15.00) and $.034 per thousand of Face Amount (.80, multiplied by $.03, plus .20 multiplied by $.05).

ISSUE CHARGE -- In the first five policy years, we assess a monthly issue charge to compensate us for the up-front costs to underwrite and issue a policy. The issue charge is the sum of $20.00 per month for the first five policy years plus $.05 per $1000 of Face Amount at the date the policy is issued.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. The fee is $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to the Hartford Money Market HLS Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distributed among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

x  20 Transfer Rule

x  Abusive Trading Policy and

x  Third Party Transfer Service Agreements.

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.

We actively monitor Policy Owner's compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Policy Anniversary, you are allowed 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.

THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Policy Owners with aggregate Policy Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. Hartford is not currently requiring Policy Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade Rule and the Abusive Trading Policy do not apply to all Variable Annuity Contract Owners and Policy Owners and do not apply in all circumstances, which we describe here:

- The 20 Trade Rule and the Abusive Trading Policy do not apply to a number of Contract Owners who were part of a group that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit their Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.

Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Policy.

Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the Policies together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of death of the second insured regardless of the age of either insured, subject to the conditions stated in the rider. Extending the maturity date requires your written consent. If the maturity date is extended under this rider, the death benefit will be reduced to the Account Value and we will not accept any new premium payments.

Riders may not be available in all states.

BENEFITS AT MATURITY -- If either insured is living on the "maturity date," we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, your policy will terminate and Hartford will have no further obligations under the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

HOW CONTRACTS ARE SOLD

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with HESCO.

We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy. We also pay other amounts ("Additional Payments") that include marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide incentives for the sale of Hartford products and may influence the Financial Intermediary or its Sales Representative to recommend the purchase of this policy over another policy or over other investment options.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.

These payments are described in more detail in the Statement of Additional Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-231-5453.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Basic Face Amount and the initial Supplemental Face Amount. The Basic Face Amount plus the Supplemental Face Amount equals your initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the Valuation Day that we receive the premium; however, premium payments received on any Valuation Day after the close of the NYSE or on a non-Valuation Day will be invested on the next Valuation Day.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the sum of the premiums paid.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option to Option A or Option B without evidence of insurability. If you change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to the option change. If you change to Option B, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Changing your death benefit option does not result in any fees or charges against your policy. However, you should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount.

DEATH BENEFIT GUARANTEE -- The death benefit guarantee is a feature for all policies at issue, unless the Supplemental Face Amount exceeds the Basic Face Amount. If the premiums paid during policy year 1 are less than the Annual Death Benefit Guarantee Premium, the death benefit guarantee will be removed from the policy.

After policy year 1, the death benefit guarantee will be in effect as long as the cumulative premiums paid into the policy, less any withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium. The death benefit guarantee period will expire at the end of: (1) policy year 10 or (2) the life expectancy of the last surviving insured (based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday), whichever period you chose.

If the death benefit guarantee is in effect, payment of the Basic Face Amount upon the death of the last surviving insured will be guaranteed, regardless of your policy's investment performance. The death benefit guarantee is in effect if:

- the death benefit guarantee period has not expired;

- the Supplemental Face Amount has never exceeded, and is not scheduled to exceed, the Basic Face Amount; and

- on each Monthly Activity Date, the cumulative premiums paid into your policy, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

SUPPLEMENTAL FACE AMOUNT -- If you selected Supplemental Face Amount coverage on your policy application, the amount of such coverage is shown on your policy's specifications page, subject to any scheduled changes you instructed in your policy application and any unscheduled increases and/or decreases in Face Amount, as described below. You may discontinue a scheduled increase by request in writing. A decrease in Face Amount,

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
other than as a result of a partial withdrawal, will affect your scheduled increases in Face Amount.

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request a change in the Face Amount by writing to us.

The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy specifications page, provided that the deduction for the cost of insurance for the first month is made.

Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase.

An unscheduled decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive the request in writing. The remaining Face Amount must not be less than that specified by our minimum rules then in effect. Decreases will be applied first to the Supplemental Face Amount and then to the Basic Face Amount. If you elect to decrease your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same.

We reserve the right to limit the number of increases and/or decreases made under a policy to no more than one in any 12 month period.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY -- You may elect to fully surrender your policy as long as your policy is in effect. Upon surrender, you will receive the Cash Surrender Value determined as of the later of (a) the date on which we receive your request for surrender in writing (b) the date you request. The policy will terminate on the later of (x) the date we receive your request in writing or (y) the date you request the surrender to be effective.

PARTIAL WITHDRAWALS -- One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount is reduced by the amount of the partial withdrawal. The minimum Face Amount required after a partial withdrawal is subject to our rules then in effect. Unless specified otherwise, the partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of Account Value on the date we grant a loan.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Account Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 2% (in most states) during the first ten policy years. Thereafter, the rate will be 3% (in most states). For preferred loans, the rate is 4% (in most states).

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis. Policy loan rates are shown in the policy.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

A policy will be in default on any Monthly Activity Date on which its Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount. A 61-day period, called the "grace period," will begin from the date of default. We will mail you and any assignee written notice of the amount of premium that will be required to continue the defaulting policy in force at least 30 days before the end of the grace period. The premiums required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. Unless the Death Benefit Guarantee is in effect, such policy will terminate without value if the required premium is not paid by the end of the grace period. If the Death Benefit Guarantee is in effect and sufficient premium has not been paid by the end of the grace period, the death benefit will be reduced to the Basic Face Amount and any riders will no longer be in force. If the last surviving insured dies during the grace period, we will pay the death proceeds.

DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- If the cumulative premiums, less withdrawals, are not sufficient to maintain the Death Benefit Guarantee in effect, the lapse and grace period provisions for the Death Benefit guarantee will apply as follows:

On every Monthly Activity Date during the Death Benefit Guarantee period, we will compare the cumulative premiums received, less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.

If the cumulative premiums received, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit Guarantee will be deemed to be in default as of that Monthly Activity Date. A grace period of 61 days from the date of default will begin. We will mail to you and any assignee written notice of the amount of premium required to continue the Death Benefit Guarantee.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

At the end of the grace period under a ten-year guarantee period, the Death Benefit Guarantee will be removed from the policy if we have not received the amount of the required premium. You will receive a written notification of the change.

At the end of the grace period under the last survivor life expectancy guarantee period, the Death Benefit Guarantee will be removed from your policy if we have not received the amount of the required premium, subject to the following exception: If your policy is in the first ten policy years and the cumulative premiums received, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium for the ten-year period, we will change the Death Benefit Guarantee period to ten years. In this case, we will send you notification of:

- the ten-year period, measured from the policy date; and

- the Annual Death Benefit Guarantee Premium for that ten-year period.

Loss of the Death Benefit Guarantee at the end of the Death Benefit Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the Death Benefit Guarantee was what was preventing the policy from terminating.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Account Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement.

Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated policy.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

Although we believe that the Last Survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's contract value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------
insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or
(ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in
Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

ANNUAL DEATH BENEFIT GUARANTEE PREMIUM: An annual amount of premium shown in a policy's specifications page required to keep the Death Benefit guarantee in effect and used to calculate the Cumulative Death Benefit Guarantee Premium.

ATTRIBUTABLE: In calculating the front-end sales load, agent commissions and mortality and expense risk charge, premiums (in the case of the front-end sales load or commissions) and Account Value (in the case of the mortality and expense risk charge) are Attributable to the Basic Face Amount and Supplemental Face Amount in the same ratio that the initial Basic Face Amount and the initial Supplemental Face Amount, respectively, bear to the initial Face Amount. For example, if 60% of your initial Face Amount represents Basic Face Amount and 40% represents Supplemental Face Amount, then 60% of each premium (in the case of the sales load or commissions) or 60% of your Account Value (in the case of the mortality and expense risk charge) is Attributable to Basic Face Amount and the remaining 40% is Attributable to Supplemental Face Amount.

BASIC FACE AMOUNT: On the policy date, the Basic Face Amount equals the Basic Face Amount shown on your policy's specifications page as of the date of issue. Thereafter, the Basic Face Amount may change in accordance with the terms of the policy.

CASH SURRENDER VALUE: the Account Value less all Indebtedness.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The sum of the number of completed policy years plus the completed portion of the current policy year (expressed as the number of completed months divided by 12), multiplied by the Annual Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy. On any day, the Face Amount equals the Basic Face Amount plus the Supplemental Face Amount.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: the date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SUPPLEMENTAL FACE AMOUNT: On the policy date, the Supplemental Face Amount is shown on a policy's specifications page. Thereafter, the Supplemental Face Amount may change according to the terms of the policy.

TARGET PREMIUM: The amount of level premium required to support a whole life insurance policy with a net interest rate of 5%, assuming that the initial Face Amount is entirely Basic Face Amount. The policy charges used in determining the level premium amount are maximum guaranteed cost of insurance rates for standard risks, actual premium tax rates, a 1.25% premium charge for processing, a 1.25% premium charge for federal tax and other maximum policy deductions or charges, exclusive of any additional rider charges.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial advisor for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-07273

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STAG VARIABLE LIFE LAST SURVIVOR SERIES I
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 2, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         -----
 GENERAL INFORMATION AND HISTORY                                           3
 -----------------------------------------------------------------------------
 SERVICES                                                                  3
 -----------------------------------------------------------------------------
 EXPERTS                                                                   3
 -----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                              3
 -----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                      5
 -----------------------------------------------------------------------------
 PERFORMANCE DATA                                                          6
 -----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 -----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2004: $13,133,876; 2003:
$14,148,576.06; and 2002: $22,624,773. HESCO did not retain any of these underwriting commissions.

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully below.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

We pay commissions that vary with the sales agreements and are based on "target premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 70% of the premium paid up to the target premium. The maximum commission that we pay to for premium paid up to the target premium in the First Policy Year is 100%. During the first Policy Year the most common commission we pay for premium in excess of the target premium is 3%. The maximum commission that we pay for premium paid in excess of the target premium is 6.78%. In Policy Years 2 and later, the most common commission we pay is 2% of premiums paid on the target premium. The maximum is 5%.

Your Sales Representative typically receives a portion of the compensation that is payable to his or her Financial Intermediary in connection with the policy, depending on the agreement between your Sales Representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the Policy's first Policy Anniversary. You may ask your Sales Representative how he/she will personally be compensated for the transaction.

In addition to the commissions described above in this SAI, we and/or an affiliate pay to Financial Intermediaries significant additional cash compensation ("Additional Payments") from our own assets in connection with the promotion and solicitation of application for the policies by some, but not all, Financial Intermediaries. These Additional Payments include override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the Financial Intermediary's expenses in connection with activities that it is required to perform, such as administrative services, educating personnel and maintaining records. Such Additional Payments may give Hartford greater access to Sales Representatives of the Financial Intermediaries that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your Sales Representative may serve you better, this additional compensation also may afford Hartford a 'preferred" status at the recipient Financial Intermediary and provide some other marketing benefit such as website placement, access to Sales Representative lists, extra marketing assistance, or other heightened visibility and access to the Financial Intermediary's sales force that may otherwise influence the way that the Financial Intermediary and the Sales Representative market the policies.

Subject to applicable state law and NASD rules, Hartford, HESCO and its affiliates may contribute amounts to various non-cash and cash incentive arrangements to promote the sale of the policies, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and educational information and related support materials including hardware and/or software. Hartford and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their Sales Representatives and guests in connection with education, sales and promotional programs, subject to applicable state laws and NASD rules.

As of December 31, 2004, HESCO has entered into arrangements to make Additional Payments to a number of Financial Intermediaries. The major agreements are with the following nonaffiliated Financial Intermediaries: A. G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit
Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services, Inc. For the year ended December 31, 2004 Hartford, HESCO and their affiliate, Hartford Life Insurance Company, paid approximately $10,100,000 in total Additional Payments to these Financial Intermediaries.

In addition, for the year ended December 31, 2004, Hartford, HESCO and their affiliate, Hartford Life Insurance Company, paid $11,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).

All of the Additional Payments described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products. These Additional Payments may, in some cases, act as a financial incentive for a Financial Intermediary or your Selling Representative to recommend the purchase of one policy over another policy or to recommend this policy over other investment options. Please consult your Financial Intermediary or your Selling Representative for more information.

These Additional Payments, which may vary for different Financial
Intermediaries, will be made by HESCO, Hartford and its affiliates out of their assets and are not direct deductions from the policy values.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment based on (1) the amount of premium paid in relation to the Target Premium, (2) the Policy Year in which the premium is paid and (3) the amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 20 and 80 who supply evidence of insurability satisfactory to us. (We may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply). Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing a change in the Face Amount.

The minimum amount by which the Face Amount can be increased is based on Our rules then in effect.

If You selected Supplemental Face Amount coverage on Your Policy application, the amount of the coverage is shown on the Policy's specifications page, subject to any scheduled changes You instructed in Your Policy application and any unscheduled increases in Face Amount, as described below. You may discontinue a scheduled increase by request In Writing.

Any unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.

Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by Your Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.

We reserve the right to limit the number of increases made under a Policy to no more than one in any 12 month period.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the sales charge, premium tax charge, federal tax charge, premium processing charge, unscheduled face amount increase fee, transfer fees, withdrawal charge, cost of insurance charges, mortality and expense risk charge, administrative charge, issue charge, special class charge and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                AMERICAN FUNDS
                           AIM V.I. MID CAP  AIM V.I. PREMIER  ASSET ALLOCATION
                           CORE EQUITY FUND    EQUITY FUND           FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....         90,616           3,773             645,533
                              ==========         =======          ==========
    Cost.................     $1,124,002         $74,373          $9,328,612
                              ==========         =======          ==========
    Market Value.........     $1,187,977         $80,363          $9,954,117
  Due from Hartford Life
   and Annuity Insurance
   Company...............          3,472         --                   51,177
  Receivable from fund
   shares sold...........       --               --                 --
  Other assets...........       --               --                 --
                              ----------         -------          ----------
  Total Assets...........      1,191,449          80,363          10,005,294
                              ----------         -------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                 --
  Payable for fund shares
   purchased.............          3,473         --                   51,176
  Other liabilities......       --               --                 --
                              ----------         -------          ----------
  Total Liabilities......          3,473         --                   51,176
                              ----------         -------          ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,187,976         $80,363          $9,954,118
                              ==========         =======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                            AMERICAN FUNDS                   AMERICAN FUNDS                  AMERICAN FUNDS
                           BLUE CHIP INCOME  AMERICAN FUNDS  GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS
                           AND GROWTH FUND     BOND FUND          FUND        GROWTH FUND         FUND       INTERNATIONAL FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  --------------  --------------  --------------  --------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....        590,804          446,249         583,401         825,314       1,311,676           688,432
                              ==========       ==========     ===========     ===========     ===========       ===========
    Cost.................     $5,457,545       $4,992,283     $ 7,870,991     $34,833,601     $40,120,486       $ 8,965,030
                              ==========       ==========     ===========     ===========     ===========       ===========
    Market Value.........     $6,026,202       $5,122,934     $10,051,992     $42,173,544     $48,059,826       $10,870,348
  Due from Hartford Life
   and Annuity Insurance
   Company...............          6,961           10,545           1,129         103,681         274,420            12,205
  Receivable from fund
   shares sold...........       --                --              --              --              --               --
  Other assets...........       --                      2              30             120         --                      3
                              ----------       ----------     -----------     -----------     -----------       -----------
  Total Assets...........      6,033,163        5,133,481      10,053,151      42,277,345      48,334,246        10,882,556
                              ----------       ----------     -----------     -----------     -----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --              --              --              --               --
  Payable for fund shares
   purchased.............          6,961           10,545           1,129         103,681         274,420            12,205
  Other liabilities......              2          --              --              --                   30          --
                              ----------       ----------     -----------     -----------     -----------       -----------
  Total Liabilities......          6,963           10,545           1,129         103,681         274,450            12,205
                              ----------       ----------     -----------     -----------     -----------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $6,026,200       $5,122,936     $10,052,022     $42,173,664     $48,059,796       $10,870,351
                              ==========       ==========     ===========     ===========     ===========       ===========

                           AMERICAN FUNDS
                             NEW WORLD
                                FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares.....       188,079
                             ==========
    Cost.................    $2,294,352
                             ==========
    Market Value.........    $2,612,418
  Due from Hartford Life
   and Annuity Insurance
   Company...............        51,176
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             ----------
  Total Assets...........     2,663,594
                             ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............        51,176
  Other liabilities......       --
                             ----------
  Total Liabilities......        51,176
                             ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $2,612,418
                             ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP ASSET  FIDELITY VIP
                           CAPITALIZATION       MANAGER        EQUITY-INCOME
                                FUND           PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  ------------------  -------------
ASSETS:
  Investments:
    Number of Shares.....       527,710           239,668           729,839
                             ==========        ==========       ===========
    Cost.................    $6,080,602        $3,929,068       $16,218,176
                             ==========        ==========       ===========
    Market Value.........    $8,981,629        $3,559,070       $18,516,013
  Due from Hartford Life
   and Annuity Insurance
   Company...............        29,479          --                  16,781
  Receivable from fund
   shares sold...........       --               --                 --
  Other assets...........       --                      1                 4
                             ----------        ----------       -----------
  Total Assets...........     9,011,108         3,559,071        18,532,798
                             ----------        ----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                 --
  Payable for fund shares
   purchased.............        29,479          --                  16,781
  Other liabilities......            12          --                 --
                             ----------        ----------       -----------
  Total Liabilities......        29,491          --                  16,781
                             ----------        ----------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $8,981,617        $3,559,071       $18,516,017
                             ==========        ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                                                    TEMPLETON
                           FIDELITY VIP                  FRANKLIN SMALL   FRANKLIN STRATEGIC       MUTUAL          DEVELOPING
                             OVERSEAS    FRANKLIN SMALL     CAP VALUE           INCOME        SHARES SECURITIES      MARKETS
                            PORTFOLIO       CAP FUND     SECURITIES FUND   SECURITIES FUND          FUND         SECURITIES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ---------------  ------------------  -----------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       76,968        1,215           424,137              558              239,363             816
                            ==========      =======        ==========           ======           ==========          ======
    Cost.................   $1,624,248      $19,920        $5,637,137           $6,468           $3,617,378          $5,147
                            ==========      =======        ==========           ======           ==========          ======
    Market Value.........   $1,348,485      $23,612        $6,637,741           $7,208           $3,983,004          $7,125
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --                25,588          --                  --                --
  Receivable from fund
   shares sold...........      --            --               --               --                  --                --
  Other assets...........      --            --               --               --                  --                --
                            ----------      -------        ----------           ------           ----------          ------
  Total Assets...........    1,348,485       23,612         6,663,329            7,208            3,983,004           7,125
                            ----------      -------        ----------           ------           ----------          ------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --               --               --                  --                --
  Payable for fund shares
   purchased.............      --            --                25,589          --                  --                --
  Other liabilities......            5       --               --               --                         3          --
                            ----------      -------        ----------           ------           ----------          ------
  Total Liabilities......            5       --                25,589          --                         3          --
                            ----------      -------        ----------           ------           ----------          ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $1,348,480      $23,612        $6,637,740           $7,208           $3,983,001          $7,125
                            ==========      =======        ==========           ======           ==========          ======


                               TEMPLETON
                           GROWTH SECURITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares.....         2,925
                                =======
    Cost.................       $32,606
                                =======
    Market Value.........       $37,521
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                                -------
  Total Assets...........        37,521
                                -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                                -------
  Total Liabilities......       --
                                -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $37,521
                                =======

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND  APPRECIATION HLS
                               HLS FUND         HLS FUND           FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....       2,050,253        2,915,272       1,482,187
                              ===========      ===========     ===========
    Cost.................     $51,448,192      $33,291,459     $69,706,595
                              ===========      ===========     ===========
    Market Value.........     $47,244,426      $34,816,721     $79,195,851
  Due from Hartford Life
   and Annuity Insurance
   Company...............          86,427              750         186,679
  Receivable from fund
   shares sold...........        --                --             --
  Other assets...........        --                     67              39
                              -----------      -----------     -----------
  Total Assets...........      47,330,853       34,817,538      79,382,569
                              -----------      -----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --             --
  Payable for fund shares
   purchased.............          86,427              750         186,679
  Other liabilities......              21          --             --
                              -----------      -----------     -----------
  Total Liabilities......          86,448              750         186,679
                              -----------      -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $47,244,405      $34,816,788     $79,195,890
                              ===========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL       HARTFORD
                            AND GROWTH HLS       ADVISERS        LEADERS HLS    TECHNOLOGY HLS   DISCIPLINED EQUITY
                                 FUND            HLS FUND           FUND             FUND             HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ---------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....       1,769,756          52,487           27,314           43,953             634,796
                              ===========        ========         ========         ========          ==========
    Cost.................     $33,677,704        $648,447         $414,046         $184,142          $8,026,048
                              ===========        ========         ========         ========          ==========
    Market Value.........     $36,856,210        $657,562         $502,903         $217,256          $7,627,943
  Due from Hartford Life
   and Annuity Insurance
   Company...............         126,959         --               --               --                    4,700
  Receivable from fund
   shares sold...........        --               --               --               --                 --
  Other assets...........             110               6                1                2            --
                              -----------        --------         --------         --------          ----------
  Total Assets...........      36,983,279         657,568          502,904          217,258           7,632,643
                              -----------        --------         --------         --------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --               --               --               --                 --
  Payable for fund shares
   purchased.............         126,959         --               --               --                    4,700
  Other liabilities......        --               --               --               --                        8
                              -----------        --------         --------         --------          ----------
  Total Liabilities......         126,959         --               --               --                    4,708
                              -----------        --------         --------         --------          ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $36,856,320        $657,568         $502,904         $217,258          $7,627,935
                              ===========        ========         ========         ========          ==========

                           HARTFORD GROWTH
                            OPPORTUNITIES   HARTFORD INDEX
                              HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------
ASSETS:
  Investments:
    Number of Shares.....       129,515        1,741,888
                             ==========      ===========
    Cost.................    $2,849,497      $59,406,118
                             ==========      ===========
    Market Value.........    $3,578,006      $56,031,643
  Due from Hartford Life
   and Annuity Insurance
   Company...............        46,982            2,696
  Receivable from fund
   shares sold...........       --               --
  Other assets...........       --                    29
                             ----------      -----------
  Total Assets...........     3,624,988       56,034,368
                             ----------      -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --
  Payable for fund shares
   purchased.............        46,982            2,696
  Other liabilities......       --               --
                             ----------      -----------
  Total Liabilities......        46,982            2,696
                             ----------      -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $3,578,006      $56,031,672
                             ==========      ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL
                           SMALL COMPANY  OPPORTUNITIES  HARTFORD MIDCAP
                             HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      102,305       1,053,343       1,311,679
                            ==========     ===========     ===========
    Cost.................   $1,337,163     $12,908,064     $27,370,429
                            ==========     ===========     ===========
    Market Value.........   $1,485,376     $12,489,345     $37,531,180
  Due from Hartford Life
   and Annuity Insurance
   Company...............        1,189          23,491           9,177
  Receivable from fund
   shares sold...........      --              --             --
  Other assets...........      --              --             --
                            ----------     -----------     -----------
  Total Assets...........    1,486,565      12,512,836      37,540,357
                            ----------     -----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              --             --
  Payable for fund shares
   purchased.............        1,189          23,491           9,177
  Other liabilities......      --                   28               7
                            ----------     -----------     -----------
  Total Liabilities......        1,189          23,519           9,184
                            ----------     -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $1,485,376     $12,489,317     $37,531,173
                            ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                HARTFORD
                                                                MORTGAGE     HARTFORD SMALL                  HARTFORD VALUE
                           HARTFORD MIDCAP  HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK  OPPORTUNITIES
                           VALUE HLS FUND   MARKET HLS FUND       FUND            FUND          HLS FUND        HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares.....       320,768        48,937,337         532,178         981,902       1,083,375         286,809
                             ==========       ===========      ==========     ===========     ===========      ==========
    Cost.................    $4,004,107       $48,937,337      $6,146,024     $13,519,701     $62,227,504      $4,425,824
                             ==========       ===========      ==========     ===========     ===========      ==========
    Market Value.........    $4,540,597       $48,937,337      $6,230,265     $15,956,817     $49,536,362      $5,209,693
  Due from Hartford Life
   and Annuity Insurance
   Company...............         2,256          --               --              --               16,295          52,508
  Receivable from fund
   shares sold...........       --                779,111         --              --              --              --
  Other assets...........       --                    340              12              62              29         --
                             ----------       -----------      ----------     -----------     -----------      ----------
  Total Assets...........     4,542,853        49,716,788       6,230,277      15,956,879      49,552,686       5,262,201
                             ----------       -----------      ----------     -----------     -----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                779,111         --              --              --              --
  Payable for fund shares
   purchased.............         2,256          --               --              --               16,295          52,509
  Other liabilities......       --               --               --              --              --              --
                             ----------       -----------      ----------     -----------     -----------      ----------
  Total Liabilities......         2,256           779,111         --              --               16,295          52,509
                             ----------       -----------      ----------     -----------     -----------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $4,540,597       $48,937,677      $6,230,277     $15,956,879     $49,536,391      $5,209,692
                             ==========       ===========      ==========     ===========     ===========      ==========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                               CORE
                               MFS NEW         MFS TOTAL    PLUS FIXED
                           DISCOVERY SERIES  RETURN SERIES    INCOME
                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....        27,588          112,768        8,746
                               ========       ==========     ========
    Cost.................      $384,132       $2,195,953     $100,588
                               ========       ==========     ========
    Market Value.........      $410,237       $2,416,614     $101,107
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                   940       --
  Receivable from fund
   shares sold...........       --               --            --
  Other assets...........       --               --            --
                               --------       ----------     --------
  Total Assets...........       410,237        2,417,554      101,107
                               --------       ----------     --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --            --
  Payable for fund shares
   purchased.............       --                   941       --
  Other liabilities......       --               --            --
                               --------       ----------     --------
  Total Liabilities......       --                   941       --
                               --------       ----------     --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $410,237       $2,416,613     $101,107
                               ========       ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________


                           EMERGING MARKETS  EMERGING MARKETS                                U.S.         AMERICAN
                                 DEBT             EQUITY       TECHNOLOGY   HIGH YIELD   MID CAP VALUE  OPPORTUNITIES
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ----------------  -----------  -----------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares.....          722               393            395         1,722         4,696          1,389
                                ======            ======         ======       =======       =======        =======
    Cost.................       $6,269            $3,532         $1,288       $11,837       $68,500        $18,589
                                ======            ======         ======       =======       =======        =======
    Market Value.........       $6,423            $4,339         $1,419       $12,535       $79,788        $20,899
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --                --               --           --            --             --
  Receivable from fund
   shares sold...........      --                --               --           --            --             --
  Other assets...........      --                --               --           --            --             --
                                ------            ------         ------       -------       -------        -------
  Total Assets...........        6,423             4,339          1,419        12,535        79,788         20,899
                                ------            ------         ------       -------       -------        -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                --               --           --            --             --
  Payable for fund shares
   purchased.............      --                --               --           --            --             --
  Other liabilities......      --                --               --           --            --             --
                                ------            ------         ------       -------       -------        -------
  Total Liabilities......      --                --               --           --            --             --
                                ------            ------         ------       -------       -------        -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $6,423            $4,339         $1,419       $12,535       $79,788        $20,899
                                ======            ======         ======       =======       =======        =======

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                           BALANCED GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....         174            1,115              567
                               ======           ======           ======
    Cost.................      $2,555           $8,414           $8,009
                               ======           ======           ======
    Market Value.........      $2,763           $8,528           $8,960
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --               --               --
  Receivable from fund
   shares sold...........      --               --               --
  Other assets...........      --               --               --
                               ------           ------           ------
  Total Assets...........       2,763            8,528            8,960
                               ------           ------           ------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --               --               --
  Payable for fund shares
   purchased.............      --               --               --
  Other liabilities......      --               --               --
                               ------           ------           ------
  Total Liabilities......      --               --               --
                               ------           ------           ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $2,763           $8,528           $8,960
                               ======           ======           ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                            PUTNAM VT   PUTNAM VT GLOBAL                      PUTNAM VT
                                         EQUALLY-WEIGHTED  DIVERSIFIED  ASSET ALLOCATION  PUTNAM VT GLOBAL   GROWTH AND
                           MONEY MARKET      S&P 500       INCOME FUND        FUND          EQUITY FUND      INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ----------------  -----------  ----------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     429,630          1,704          310,439          79,762           575,032          792,905
                             ========        =======       ==========      ==========       ===========      ===========
    Cost.................    $429,630        $34,004       $2,725,299      $1,418,389       $10,592,760      $20,656,255
                             ========        =======       ==========      ==========       ===========      ===========
    Market Value.........    $429,630        $41,326       $2,877,773      $1,134,220       $ 5,934,227      $20,289,968
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --                --            --                   1,885           10,789
  Receivable from fund
   shares sold...........      --            --                --            --                --                --
  Other assets...........      --            --                     2        --                       2                8
                             --------        -------       ----------      ----------       -----------      -----------
  Total Assets...........     429,630         41,326        2,877,775       1,134,220         5,936,114       20,300,765
                             --------        -------       ----------      ----------       -----------      -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --                --            --                --                --
  Payable for fund shares
   purchased.............      --            --                --            --                   1,885           10,789
  Other liabilities......      --            --                --            --                --                --
                             --------        -------       ----------      ----------       -----------      -----------
  Total Liabilities......      --            --                --            --                   1,885           10,789
                             --------        -------       ----------      ----------       -----------      -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $429,630        $41,326       $2,877,775      $1,134,220       $ 5,934,229      $20,289,976
                             ========        =======       ==========      ==========       ===========      ===========

(a)  Formerly Value-Added Market Sub-Account. Change effective November 1, 2004.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                           PUTNAM VT HEALTH  PUTNAM VT HIGH   PUTNAM VT
                            SCIENCES FUND      YIELD FUND    INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  --------------  -----------
ASSETS:
  Investments:
    Number of Shares.....        137,096        1,352,720       497,331
                              ==========      ===========    ==========
    Cost.................     $1,596,956      $11,424,244    $6,301,706
                              ==========      ===========    ==========
    Market Value.........     $1,617,731      $10,955,302    $6,444,824
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                    674        --
  Receivable from fund
   shares sold...........       --                --             --
  Other assets...........              1          --                  2
                              ----------      -----------    ----------
  Total Assets...........      1,617,732       10,955,976     6,444,826
                              ----------      -----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --             --
  Payable for fund shares
   purchased.............       --                    674        --
  Other liabilities......       --                     16        --
                              ----------      -----------    ----------
  Total Liabilities......       --                    690        --
                              ----------      -----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,617,732      $10,955,286    $6,444,826
                              ==========      ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             PUTNAM VT
                           INTERNATIONAL    PUTNAM VT        PUTNAM VT                                        PUTNAM VT NEW
                            GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW     PUTNAM VT     PUTNAM VT MONEY  OPPORTUNITIES
                            INCOME FUND    EQUITY FUND   OPPORTUNITIES FUND  INVESTORS FUND    MARKET FUND        FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ------------------  --------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares.....       256,370      1,013,977           61,322           148,918        383,124           491,081
                             ==========    ===========       ==========        ==========       ========       ===========
    Cost.................    $3,231,467    $14,963,449       $1,196,966        $1,931,873       $383,124       $14,175,332
                             ==========    ===========       ==========        ==========       ========       ===========
    Market Value.........    $3,478,934    $15,004,496       $  768,366        $1,495,135       $383,124       $ 8,371,524
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               1,885         --                 --             --                  5,261
  Receivable from fund
   shares sold...........       --             --              --                 --             --                --
  Other assets...........             2        --              --                 --                  11           --
                             ----------    -----------       ----------        ----------       --------       -----------
  Total Assets...........     3,478,936     15,006,381          768,366         1,495,135        383,135         8,376,785
                             ----------    -----------       ----------        ----------       --------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --              --                 --             --                --
  Payable for fund shares
   purchased.............       --               1,885         --                 --             --                  5,261
  Other liabilities......       --                   7         --                       1        --                      2
                             ----------    -----------       ----------        ----------       --------       -----------
  Total Liabilities......       --               1,892         --                       1        --                  5,263
                             ----------    -----------       ----------        ----------       --------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $3,478,936    $15,004,489       $  768,366        $1,495,134       $383,135       $ 8,371,522
                             ==========    ===========       ==========        ==========       ========       ===========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                          PUTNAM VT OTC &  PUTNAM VT THE
                           PUTNAM VT NEW  EMERGING GROWTH  GEORGE PUTNAM
                            VALUE FUND         FUND        FUND OF BOSTON
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares.....      252,962         201,034          106,437
                            ==========      ==========       ==========
    Cost.................   $3,116,054      $3,241,017       $1,104,157
                            ==========      ==========       ==========
    Market Value.........   $4,156,158      $1,218,265       $1,235,733
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --               --
  Receivable from fund
   shares sold...........      --              --               --
  Other assets...........            3         --               --
                            ----------      ----------       ----------
  Total Assets...........    4,156,161       1,218,265        1,235,733
                            ----------      ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              --               --
  Payable for fund shares
   purchased.............      --              --               --
  Other liabilities......      --                    1          --
                            ----------      ----------       ----------
  Total Liabilities......      --                    1          --
                            ----------      ----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $4,156,161      $1,218,264       $1,235,733
                            ==========      ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                          PUTNAM VT
                              PUTNAM VT       PUTNAM VT                    CAPITAL
                           UTILITIES GROWTH     VISTA      PUTNAM VT    OPPORTUNITIES  PUTNAM VT EQUITY
                           AND INCOME FUND      FUND      VOYAGER FUND      FUND         INCOME FUND     GROWTH AND INCOME
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------  ------------  -------------  ----------------  -----------------
ASSETS:
  Investments:
    Number of Shares.....        121,006        121,945       747,482       35,802           37,413             6,730
                              ==========     ==========   ===========     ========         ========          ========
    Cost.................     $2,014,953     $2,550,200   $33,457,690     $465,533         $429,305          $112,925
                              ==========     ==========   ===========     ========         ========          ========
    Market Value.........     $1,644,476     $1,534,071   $20,457,645     $515,544         $504,699          $129,823
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --             9,149       --              --                --
  Receivable from fund
   shares sold...........       --               --           --            --              --                --
  Other assets...........       --                    2       --            --              --                --
                              ----------     ----------   -----------     --------         --------          --------
  Total Assets...........      1,644,476      1,534,073    20,466,794      515,544          504,699           129,823
                              ----------     ----------   -----------     --------         --------          --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --           --            --              --                --
  Payable for fund shares
   purchased.............       --               --             9,149       --              --                --
  Other liabilities......       --               --           --            --              --                --
                              ----------     ----------   -----------     --------         --------          --------
  Total Liabilities......       --               --             9,149       --              --                --
                              ----------     ----------   -----------     --------         --------          --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,644,476     $1,534,073   $20,457,645     $515,544         $504,699          $129,823
                              ==========     ==========   ===========     ========         ========          ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS   PRICE #     LIABILITY
                                     ------------  ----------  ------------
AIM V.I. Mid Cap Core Equity
 Fund..............................       91,618   $12.966631  $  1,187,976
AIM V.I. Premier Equity Fund.......        6,745    11.914989        80,363
American Funds Asset Allocation
 Fund..............................      830,729    11.982388     9,954,118
American Funds Blue Chip Income and
 Growth Fund.......................      473,436    12.728640     6,026,200
American Funds Bond Fund...........      469,544    10.910455     5,122,936
American Funds Global Growth
 Fund..............................           12    12.902130           150
American Funds Global Growth
 Fund..............................    9,232,828     1.088710    10,051,872
American Funds Growth Fund.........        5,269    11.579473        61,014
American Funds Growth Fund.........   45,726,060     0.920977    42,112,650
American Funds Growth-Income
 Fund..............................        4,291    11.654792        50,011
American Funds Growth-Income
 Fund..............................   40,103,868     1.197136    48,009,785
American Funds International
 Fund..............................        2,664    13.142052        35,011
American Funds International
 Fund..............................      723,268    14.981085    10,835,340
American Funds New World Fund......      176,992    14.760130     2,612,418
American Funds Global Small
 Capitalization Fund...............            6    14.112968            81
American Funds Global Small
 Capitalization Fund...............    6,869,948     1.307366     8,981,536
Fidelity VIP Asset Manager
 Portfolio.........................    1,748,101     2.035964     3,559,071
Fidelity VIP Equity-Income
 Portfolio.........................    7,144,804     2.591536    18,516,017
Fidelity VIP Overseas Portfolio....      746,523     1.806348     1,348,480
Franklin Small Cap Fund............        2,131    11.078548        23,612
Franklin Small Cap Value Securities
 Fund..............................      440,721    15.061082     6,637,740
Franklin Strategic Income
 Securities Fund...................          525    13.737429         7,208
Mutual Shares Securities Fund......      307,925    12.811952     3,945,115
Mutual Shares Securities Fund......        3,115    12.162024        37,886
Templeton Developing Markets
 Securities Fund...................          410    17.380853         7,125
Templeton Growth Securities Fund...        3,103    12.090285        37,521
Hartford Advisers HLS Fund.........   17,549,021     2.692139    47,244,405
Hartford Bond HLS Fund.............   15,824,942     2.200121    34,816,788
Hartford Capital Appreciation HLS
 Fund..............................   16,243,964     4.875404    79,195,890
Hartford Dividend and Growth HLS
 Fund..............................   11,553,615     3.190025    36,856,320
Hartford Global Advisers HLS
 Fund..............................      482,358     1.363233       657,568
Hartford Global Leaders HLS Fund...      455,765     1.103429       502,904
Hartford Global Technology HLS
 Fund..............................      293,198     0.740995       217,258
Hartford Disciplined Equity HLS
 Fund..............................    5,956,704     1.280563     7,627,935
Hartford Growth Opportunities HLS
 Fund..............................      252,938    14.145761     3,578,006
Hartford Index HLS Fund............   17,958,536     3.120058    56,031,672
Hartford International Small
 Company HLS Fund..................       98,428    15.090922     1,485,376
Hartford International
 Opportunities HLS Fund............    6,048,432     2.064885    12,489,317
Hartford MidCap HLS Fund...........   13,476,489     2.784937    37,531,173
Hartford MidCap Value HLS Fund.....      309,871    14.653166     4,540,597
Hartford Money Market HLS Fund.....   31,459,077     1.555598    48,937,677
Hartford Mortgage Securities HLS
 Fund..............................    3,120,836     1.996349     6,230,277
Hartford Small Company HLS Fund....    9,913,174     1.609664    15,956,879
Hartford Stock HLS Fund............   16,186,432     3.060365    49,536,391
Hartford Value Opportunities HLS
 Fund..............................      355,885    14.638700     5,209,692
MFS New Discovery Series...........       31,782    12.907985       410,237
MFS Total Return Series............        1,689    11.952373        20,185
MFS Total Return Series............      199,770    11.995951     2,396,428

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS   PRICE #     LIABILITY
                                     ------------  ----------  ------------
Core Plus Fixed Income.............        8,626   $11.720993  $    101,107
Emerging Markets Debt..............          442    14.513393         6,423
Emerging Markets Equity............          290    14.958972         4,339
Technology.........................          175     8.122156         1,419
High Yield.........................          954    13.132873        12,535
U.S. Mid Cap Value.................        6,902    11.560565        79,788
American Opportunities.............        2,065    10.121196        20,899
Balanced Growth....................          241    11.468405         2,763
Flexible Income....................          646    13.210952         8,528
Dividend Growth....................          836    10.723827         8,960
Money Market.......................       42,207    10.179182       429,630
Equally-Weighted S&P 500...........        3,249    12.720598        41,326
Putnam VT Diversified Income
 Fund..............................      152,179    18.910417     2,877,775
Putnam VT Global Asset Allocation
 Fund..............................       47,897    23.680233     1,134,220
Putnam VT Global Equity Fund.......          989    13.174300        13,028
Putnam VT Global Equity Fund.......      267,705    22.118357     5,921,201
Putnam VT Growth and Income Fund...        6,445    12.625543        81,378
Putnam VT Growth and Income Fund...      665,403    30.370460    20,208,598
Putnam VT Health Sciences Fund.....      131,516    12.300632     1,617,732
Putnam VT High Yield Fund..........       23,051    12.089639       278,676
Putnam VT High Yield Fund..........      485,910    21.972422    10,676,610
Putnam VT Income Fund..............        9,161    10.394738        95,231
Putnam VT Income Fund..............      320,330    19.822044     6,349,595
Putnam VT International Growth and
 Income Fund.......................      245,350    14.179491     3,478,936
Putnam VT International Equity
 Fund..............................       28,043    13.761280       385,904
Putnam VT International Equity
 Fund..............................    1,045,212    13.986237    14,618,585
Putnam VT International New
 Opportunities Fund................       67,284    11.419666       768,366
Putnam VT Investors Fund...........      152,187     9.824339     1,495,134
Putnam VT Money Market Fund........      247,869     1.545717       383,135
Putnam VT New Opportunities Fund...        7,414    12.708018        94,219
Putnam VT New Opportunities Fund...      406,075    20.383662     8,277,303
Putnam VT New Value Fund...........      236,622    17.564560     4,156,161
Putnam VT OTC & Emerging Growth
 Fund..............................      186,050     6.548058     1,218,264
Putnam VT The George Putnam Fund of
 Boston............................       90,838    13.603625     1,235,733
Putnam VT Utilities Growth and
 Income Fund.......................       71,976    22.847531     1,644,476
Putnam VT Vista Fund...............      133,849    11.461246     1,534,073
Putnam VT Voyager Fund.............       12,623    11.778147       148,678
Putnam VT Voyager Fund.............      705,150    28.800926    20,308,967
Putnam VT Capital Opportunities
 Fund..............................       36,283    14.208783       515,544
Putnam VT Equity Income Fund.......       39,713    12.708724       504,699
Growth and Income..................       10,916    11.893431       129,823
                                                               ------------
GRAND TOTAL........................                            $741,583,972
                                                               ============

  #  Rounded unit prices.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                AMERICAN FUNDS
                           AIM V.I. MID CAP  AIM V.I. PREMIER  ASSET ALLOCATION
                           CORE EQUITY FUND    EQUITY FUND           FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $  1,571           $  325           $174,661
                               --------           ------           --------
CAPITAL GAINS INCOME
 (LOSS)..................        46,363          --                 --
                               --------           ------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (15,579)              20             24,952
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        55,233            3,743            486,406
                               --------           ------           --------
    Net gain (loss) on
     investments.........        39,654            3,763            511,358
                               --------           ------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 87,588           $4,088           $686,019
                               ========           ======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                            AMERICAN FUNDS                   AMERICAN FUNDS                  AMERICAN FUNDS
                           BLUE CHIP INCOME  AMERICAN FUNDS  GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS
                           AND GROWTH FUND     BOND FUND          FUND        GROWTH FUND         FUND       INTERNATIONAL FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  --------------  --------------  --------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $ 26,317         $ 87,869       $   33,423      $   64,988      $  378,697        $  121,461
                               --------         --------       ----------      ----------      ----------        ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --               --              --              --               --
                               --------         --------       ----------      ----------      ----------        ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (310)            (806)          36,384         (22,082)            813             2,198
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       413,352           87,976        1,049,955       4,166,773       3,703,186         1,381,798
                               --------         --------       ----------      ----------      ----------        ----------
    Net gain (loss) on
     investments.........       413,042           87,170        1,086,339       4,144,691       3,703,999         1,383,996
                               --------         --------       ----------      ----------      ----------        ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $439,359         $175,039       $1,119,762      $4,209,679      $4,082,696        $1,505,457
                               ========         ========       ==========      ==========      ==========        ==========

                           AMERICAN FUNDS
                             NEW WORLD
                                FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $ 18,117
                              --------
CAPITAL GAINS INCOME
 (LOSS)..................      --
                              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (7,990)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      278,986
                              --------
    Net gain (loss) on
     investments.........      270,996
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $289,113
                              ========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP ASSET  FIDELITY VIP
                           CAPITALIZATION       MANAGER        EQUITY-INCOME
                                FUND           PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  ------------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  --              $101,863        $  252,230
                             ----------         --------        ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --                  60,255
                             ----------         --------        ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (30,476)          51,100           (19,828)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,433,588           39,888         1,600,494
                             ----------         --------        ----------
    Net gain (loss) on
     investments.........     1,403,112           90,988         1,580,666
                             ----------         --------        ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,403,112         $192,851        $1,893,151
                             ==========         ========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                              FRANKLIN                             TEMPLETON
                           FIDELITY VIP                  FRANKLIN SMALL       STRATEGIC           MUTUAL          DEVELOPING
                             OVERSEAS    FRANKLIN SMALL     CAP VALUE     INCOME SECURITIES  SHARES SECURITIES      MARKETS
                            PORTFOLIO       CAP FUND     SECURITIES FUND        FUND               FUND         SECURITIES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ---------------  -----------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $  30,935        $--            $  6,262            $162             $ 21,213           $  112
                            ---------        ------         --------            ----             --------           ------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --              --                    7              --                --
                            ---------        ------         --------            ----             --------           ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (479,605)           (8)          (7,113)             56                  (80)              39
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     580,627         2,123          960,525             470              318,289            1,240
                            ---------        ------         --------            ----             --------           ------
    Net gain (loss) on
     investments.........     101,022         2,115          953,412             526              318,209            1,279
                            ---------        ------         --------            ----             --------           ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 131,957        $2,115         $959,674            $695             $339,422           $1,391
                            =========        ======         ========            ====             ========           ======


                               TEMPLETON
                           GROWTH SECURITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............       $  306
                                ------
CAPITAL GAINS INCOME
 (LOSS)..................      --
                                ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           38
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        4,045
                                ------
    Net gain (loss) on
     investments.........        4,083
                                ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $4,389
                                ======

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                               HLS FUND         HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $  968,564       $1,581,232      $   240,437
                              ----------       ----------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                871,819         --
                              ----------       ----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (35,297)          48,352          (51,973)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        756,970         (956,919)      12,123,686
                              ----------       ----------      -----------
    Net gain (loss) on
     investments.........        721,673         (908,567)      12,071,713
                              ----------       ----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,690,237       $1,544,484      $12,312,150
                              ==========       ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                              HARTFORD      HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL       HARTFORD       HARTFORD GROWTH
                            DIVIDEND AND       ADVISERS        LEADERS HLS    TECHNOLOGY HLS   DISCIPLINED EQUITY   OPPORTUNITIES
                           GROWTH HLS FUND     HLS FUND           FUND             FUND             HLS FUND          HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  ------------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  466,285         $   123          $ 2,532         $--                $ 79,583          $--
                             ----------         -------          -------         --------           --------          --------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --               --               --                --                 --
                             ----------         -------          -------         --------           --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         9,302          33,318           17,829           29,368             49,396           (47,355)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,530,849          51,629           66,445          (29,156)           469,644           482,095
                             ----------         -------          -------         --------           --------          --------
    Net gain (loss) on
     investments.........     3,540,151          84,947           84,274              212            519,040           434,740
                             ----------         -------          -------         --------           --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $4,006,436         $85,070          $86,806         $    212           $598,623          $434,740
                             ==========         =======          =======         ========           ========          ========


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............    $  695,708
                             ----------
CAPITAL GAINS INCOME
 (LOSS)..................       185,872
                             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        76,014
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,466,339
                             ----------
    Net gain (loss) on
     investments.........     4,542,353
                             ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $5,423,933
                             ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL
                           SMALL COMPANY  OPPORTUNITIES  HARTFORD MIDCAP
                             HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ --          $   80,343      $   90,600
                             --------      ----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................      14,051         --              --
                             --------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,285)          2,924         156,860
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     164,322       1,765,634       5,062,038
                             --------      ----------      ----------
    Net gain (loss) on
     investments.........     163,037       1,768,558       5,218,898
                             --------      ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $177,088      $1,848,901      $5,309,498
                             ========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                                HARTFORD
                                                                MORTGAGE     HARTFORD SMALL                  HARTFORD VALUE
                           HARTFORD MIDCAP  HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK  OPPORTUNITIES
                           VALUE HLS FUND   MARKET HLS FUND       FUND            FUND          HLS FUND        HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $  2,212         $455,763         $304,020       $  --           $  526,066       $  6,703
                              --------         --------         --------       ----------      ----------       --------
CAPITAL GAINS INCOME
 (LOSS)..................       25,735          --                11,199          --              --             --
                              --------         --------         --------       ----------      ----------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (16,600)         --                 8,582           49,360           3,368         (6,260)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      475,027          --               (75,751)       1,686,914       1,456,515        693,378
                              --------         --------         --------       ----------      ----------       --------
    Net gain (loss) on
     investments.........      458,427          --               (67,169)       1,736,274       1,459,883        687,118
                              --------         --------         --------       ----------      ----------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $486,374         $455,763         $248,050       $1,736,274      $1,985,949       $693,821
                              ========         ========         ========       ==========      ==========       ========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                               CORE
                               MFS NEW         MFS TOTAL    PLUS FIXED
                           DISCOVERY SERIES  RETURN SERIES    INCOME
                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............      $--             $ 20,453       $3,014
                               --------        --------       ------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --              181
                               --------        --------       ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (17,449)         (1,558)          20
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        23,344         166,847           79
                               --------        --------       ------
    Net gain (loss) on
     investments.........         5,895         165,289           99
                               --------        --------       ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  5,895        $185,742       $3,294
                               ========        ========       ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________


                           EMERGING MARKETS  EMERGING MARKETS                                U.S.         AMERICAN
                                 DEBT             EQUITY       TECHNOLOGY   HIGH YIELD   MID CAP VALUE  OPPORTUNITIES
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ----------------  -----------  -----------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............        $443              $ 22           $--         $  733        $   15         $   10
                                 ----              ----           -----       ------        ------         ------
CAPITAL GAINS INCOME
 (LOSS)..................         207            --               --           --           --             --
                                 ----              ----           -----       ------        ------         ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          21                 7              (8)          15            27             60
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (93)              767             (11)         310         8,634          1,284
                                 ----              ----           -----       ------        ------         ------
    Net gain (loss) on
     investments.........         (72)              774             (19)         325         8,661          1,344
                                 ----              ----           -----       ------        ------         ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $578              $796           $ (19)      $1,058        $8,676         $1,354
                                 ====              ====           =====       ======        ======         ======

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           BALANCED GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $ 44             $ 536            $ 99
                                ----             -----            ----
CAPITAL GAINS INCOME
 (LOSS)..................     --                --              --
                                ----             -----            ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --                     4               7
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        187              (111)            581
                                ----             -----            ----
    Net gain (loss) on
     investments.........        187              (107)            588
                                ----             -----            ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $231             $ 429            $687
                                ====             =====            ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                            PUTNAM VT   PUTNAM VT GLOBAL                     PUTNAM VT
                                         EQUALLY-WEIGHTED  DIVERSIFIED  ASSET ALLOCATION  PUTNAM VT GLOBAL  GROWTH AND
                           MONEY MARKET      S&P 500       INCOME FUND        FUND          EQUITY FUND     INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ----------------  -----------  ----------------  ----------------  -----------
INVESTMENT INCOME:
  Dividends..............     $2,643          $  269        $270,149        $ 40,183          $121,949      $  356,644
                              ------          ------        --------        --------          --------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................     --             --               --             --                --               --
                              ------          ------        --------        --------          --------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --                 145          11,491         (24,799)            1,368         (18,509)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     --               4,653         (22,051)         85,964           601,793       1,802,841
                              ------          ------        --------        --------          --------      ----------
    Net gain (loss) on
     investments.........     --               4,798         (10,560)         61,165           603,161       1,784,332
                              ------          ------        --------        --------          --------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,643          $5,067        $259,589        $101,348          $725,110      $2,140,976
                              ======          ======        ========        ========          ========      ==========

(a)  Formerly Value-Added Market Sub-Account. Change effective November 1, 2004.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           PUTNAM VT HEALTH  PUTNAM VT HIGH   PUTNAM VT
                            SCIENCES FUND      YIELD FUND    INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............     $   7,699        $  799,531     $286,032
                              ---------        ----------     --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --            --
                              ---------        ----------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (123,961)           12,673      (17,435)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       241,401           261,273       25,939
                              ---------        ----------     --------
    Net gain (loss) on
     investments.........       117,440           273,946        8,504
                              ---------        ----------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 125,139        $1,073,477     $294,536
                              =========        ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             PUTNAM VT
                           INTERNATIONAL    PUTNAM VT        PUTNAM VT
                            GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW     PUTNAM VT     PUTNAM VT MONEY    PUTNAM VT NEW
                            INCOME FUND    EQUITY FUND   OPPORTUNITIES FUND  INVESTORS FUND    MARKET FUND    OPPORTUNITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ------------------  --------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ 47,523     $  224,558        $  10,416         $  14,242         $4,037            $--
                              --------     ----------        ---------         ---------         ------            --------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --              --                 --              --                --
                              --------     ----------        ---------         ---------         ------            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      235,524        167,180         (275,960)         (659,740)        --                  45,398
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      388,824      1,745,309          367,940           833,018         --                 763,300
                              --------     ----------        ---------         ---------         ------            --------
    Net gain (loss) on
     investments.........      624,348      1,912,489           91,980           173,278         --                 808,698
                              --------     ----------        ---------         ---------         ------            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $671,871     $2,137,047        $ 102,396         $ 187,520         $4,037            $808,698
                              ========     ==========        =========         =========         ======            ========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                          PUTNAM VT OTC &  PUTNAM VT THE
                           PUTNAM VT NEW  EMERGING GROWTH  GEORGE PUTNAM
                            VALUE FUND         FUND        FUND OF BOSTON
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............    $ 48,541        $--              $ 31,697
                             --------        --------         --------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --               --
                             --------        --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     101,538         (74,045)          18,457
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     455,173         175,334           58,897
                             --------        --------         --------
    Net gain (loss) on
     investments.........     556,711         101,289           77,354
                             --------        --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $605,252        $101,289         $109,051
                             ========        ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                                              PUTNAM VT
                              PUTNAM VT                                        CAPITAL
                           UTILITIES GROWTH  PUTNAM VT VISTA   PUTNAM VT    OPPORTUNITIES  PUTNAM VT EQUITY
                           AND INCOME FUND        FUND        VOYAGER FUND      FUND         INCOME FUND     GROWTH AND INCOME
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  ------------  -------------  ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $  40,231         $ --           $   98,343      $ 1,039         $   475            $   466
                              ---------         ---------      ----------      -------         -------            -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --              --            19,174         --                 --
                              ---------         ---------      ----------      -------         -------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (138,952)         (328,636)       (127,890)        (272)            672                 61
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       418,074           604,021       1,091,054       48,357          48,620             13,153
                              ---------         ---------      ----------      -------         -------            -------
    Net gain (loss) on
     investments.........       279,122           275,385         963,164       48,085          49,292             13,214
                              ---------         ---------      ----------      -------         -------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 319,353         $ 275,385      $1,061,507      $68,298         $49,767            $13,680
                              =========         =========      ==========      =======         =======            =======

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                AMERICAN FUNDS
                           AIM V.I. MID CAP  AIM V.I. PREMIER  ASSET ALLOCATION
                           CORE EQUITY FUND    EQUITY FUND           FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................     $    1,571         $   325          $  174,661
  Capital gains income...         46,363         --                 --
  Net realized gain
   (loss) on security
   transactions..........        (15,579)             20              24,952
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         55,233           3,743             486,406
                              ----------         -------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         87,588           4,088             686,019
                              ----------         -------          ----------
UNIT TRANSACTIONS:
  Purchases..............        114,469          22,378           2,081,621
  Net transfers..........        876,952           7,114           4,958,174
  Surrenders for benefit
   payments and fees.....         (6,464)            (61)           (118,237)
  Net loan activity......           (228)        --                  (28,021)
  Cost of insurance......        (69,199)         (6,414)           (707,427)
                              ----------         -------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        915,530          23,017           6,186,110
                              ----------         -------          ----------
  Net increase (decrease)
   in net assets.........      1,003,118          27,105           6,872,129
NET ASSETS:
  Beginning of year......        184,858          53,258           3,081,989
                              ----------         -------          ----------
  End of year............     $1,187,976         $80,363          $9,954,118
                              ==========         =======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                            AMERICAN FUNDS                   AMERICAN FUNDS                  AMERICAN FUNDS
                           BLUE CHIP INCOME  AMERICAN FUNDS  GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS
                           AND GROWTH FUND     BOND FUND          FUND        GROWTH FUND         FUND       INTERNATIONAL FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  --------------  --------------  --------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................     $   26,317       $   87,869     $    33,423     $    64,988     $   378,697       $   121,461
  Capital gains income...       --                --              --              --              --               --
  Net realized gain
   (loss) on security
   transactions..........           (310)            (806)         36,384         (22,082)            813             2,198
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        413,352           87,976       1,049,955       4,166,773       3,703,186         1,381,798
                              ----------       ----------     -----------     -----------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        439,359          175,039       1,119,762       4,209,679       4,082,696         1,505,457
                              ----------       ----------     -----------     -----------     -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............      1,227,371          750,624       1,928,044       6,334,117       7,616,068         1,510,761
  Net transfers..........      2,504,570        2,916,675         832,602      10,065,197       8,826,852         3,857,687
  Surrenders for benefit
   payments and fees.....         (6,971)         (45,058)       (457,484)     (1,159,262)       (695,756)         (156,032)
  Net loan activity......       --                 (2,539)         (4,892)        (76,952)        (69,288)             (135)
  Cost of insurance......       (406,223)        (301,849)       (692,649)     (2,748,493)     (3,438,382)         (663,225)
                              ----------       ----------     -----------     -----------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,318,747        3,317,853       1,605,621      12,414,607      12,239,494         4,549,056
                              ----------       ----------     -----------     -----------     -----------       -----------
  Net increase (decrease)
   in net assets.........      3,758,106        3,492,892       2,725,383      16,624,286      16,322,190         6,054,513
NET ASSETS:
  Beginning of year......      2,268,094        1,630,044       7,326,639      25,549,378      31,737,606         4,815,838
                              ----------       ----------     -----------     -----------     -----------       -----------
  End of year............     $6,026,200       $5,122,936     $10,052,022     $42,173,664     $48,059,796       $10,870,351
                              ==========       ==========     ===========     ===========     ===========       ===========

                           AMERICAN FUNDS
                             NEW WORLD
                                FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................    $   18,117
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (7,990)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       278,986
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       289,113
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       237,468
  Net transfers..........     1,821,032
  Surrenders for benefit
   payments and fees.....        (1,259)
  Net loan activity......       --
  Cost of insurance......       (95,247)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,961,994
                             ----------
  Net increase (decrease)
   in net assets.........     2,251,107
NET ASSETS:
  Beginning of year......       361,311
                             ----------
  End of year............    $2,612,418
                             ==========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP ASSET  FIDELITY VIP
                           CAPITALIZATION       MANAGER        EQUITY-INCOME
                                FUND           PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  ------------------  -------------
OPERATIONS:
  Net investment
   income................    $  --             $  101,863       $   252,230
  Capital gains income...       --               --                  60,255
  Net realized gain
   (loss) on security
   transactions..........       (30,476)           51,100           (19,828)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,433,588            39,888         1,600,494
                             ----------        ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,403,112           192,851         1,893,151
                             ----------        ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       968,281          --               2,766,672
  Net transfers..........       992,457          (238,128)         (104,114)
  Surrenders for benefit
   payments and fees.....      (105,634)          (99,001)         (712,405)
  Net loan activity......       (11,567)         --                 (12,923)
  Cost of insurance......      (495,144)         (207,688)       (1,398,479)
                             ----------        ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,348,393          (544,817)          538,751
                             ----------        ----------       -----------
  Net increase (decrease)
   in net assets.........     2,751,505          (351,966)        2,431,902
NET ASSETS:
  Beginning of year......     6,230,112         3,911,037        16,084,115
                             ----------        ----------       -----------
  End of year............    $8,981,617        $3,559,071       $18,516,017
                             ==========        ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                                                                                    TEMPLETON
                           FIDELITY VIP                  FRANKLIN SMALL   FRANKLIN STRATEGIC       MUTUAL          DEVELOPING
                             OVERSEAS    FRANKLIN SMALL     CAP VALUE           INCOME        SHARES SECURITIES      MARKETS
                            PORTFOLIO       CAP FUND     SECURITIES FUND   SECURITIES FUND          FUND         SECURITIES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ---------------  ------------------  -----------------  ---------------
OPERATIONS:
  Net investment
   income................  $    30,935      $--            $    6,262           $  162           $   21,213          $   112
  Capital gains income...      --            --               --                     7             --                --
  Net realized gain
   (loss) on security
   transactions..........     (479,605)          (8)           (7,113)              56                  (80)              39
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      580,627        2,123           960,525              470              318,289            1,240
                           -----------      -------        ----------           ------           ----------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      131,957        2,115           959,674              695              339,422            1,391
                           -----------      -------        ----------           ------           ----------          -------
UNIT TRANSACTIONS:
  Purchases..............      --             3,757           536,521            2,124              520,831          --
  Net transfers..........   (1,450,031)       5,399         4,885,170            2,097            2,469,737            3,032
  Surrenders for benefit
   payments and fees.....      (22,300)      --               (16,734)         --                   (12,018)         --
  Net loan activity......       (7,855)      --               (12,705)         --                   (23,911)         --
  Cost of insurance......     (105,075)      (2,277)         (242,418)          (1,228)            (214,189)            (603)
                           -----------      -------        ----------           ------           ----------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,585,261)       6,879         5,149,834            2,993            2,740,450            2,429
                           -----------      -------        ----------           ------           ----------          -------
  Net increase (decrease)
   in net assets.........   (1,453,304)       8,994         6,109,508            3,688            3,079,872            3,820
NET ASSETS:
  Beginning of year......    2,801,784       14,618           528,232            3,520              903,129            3,305
                           -----------      -------        ----------           ------           ----------          -------
  End of year............  $ 1,348,480      $23,612        $6,637,740           $7,208           $3,983,001          $ 7,125
                           ===========      =======        ==========           ======           ==========          =======


                               TEMPLETON
                           GROWTH SECURITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................       $   306
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........            38
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,045
                                -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         4,389
                                -------
UNIT TRANSACTIONS:
  Purchases..............         2,347
  Net transfers..........        25,899
  Surrenders for benefit
   payments and fees.....         1,916
  Net loan activity......       --
  Cost of insurance......        (3,445)
                                -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        26,717
                                -------
  Net increase (decrease)
   in net assets.........        31,106
NET ASSETS:
  Beginning of year......         6,415
                                -------
  End of year............       $37,521
                                =======

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND  APPRECIATION HLS
                               HLS FUND         HLS FUND           FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
OPERATIONS:
  Net investment
   income................     $   968,564      $ 1,581,232     $   240,437
  Capital gains income...        --                871,819        --
  Net realized gain
   (loss) on security
   transactions..........         (35,297)          48,352         (51,973)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         756,970         (956,919)     12,123,686
                              -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,690,237        1,544,484      12,312,150
                              -----------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       8,131,073        4,505,535       9,053,648
  Net transfers..........      (3,209,619)         319,255       4,781,647
  Surrenders for benefit
   payments and fees.....      (1,993,173)      (1,601,856)     (2,372,905)
  Net loan activity......         (41,474)        (149,815)       (210,582)
  Cost of insurance......      (4,210,081)      (2,835,004)     (5,494,820)
                              -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,323,274)         238,115       5,756,988
                              -----------      -----------     -----------
  Net increase (decrease)
   in net assets.........         366,963        1,782,599      18,069,138
NET ASSETS:
  Beginning of year......      46,877,442       33,034,189      61,126,752
                              -----------      -----------     -----------
  End of year............     $47,244,405      $34,816,788     $79,195,890
                              ===========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL       HARTFORD
                            AND GROWTH HLS       ADVISERS        LEADERS HLS    TECHNOLOGY HLS   DISCIPLINED EQUITY
                                 FUND            HLS FUND           FUND             FUND             HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ---------------  ------------------
OPERATIONS:
  Net investment
   income................     $   466,285        $     123        $   2,532        $ --              $   79,583
  Capital gains income...        --                --               --               --                --
  Net realized gain
   (loss) on security
   transactions..........           9,302           33,318           17,829           29,368             49,396
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       3,530,849           51,629           66,445          (29,156)           469,644
                              -----------        ---------        ---------        ---------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,006,436           85,070           86,806              212            598,623
                              -----------        ---------        ---------        ---------         ----------
UNIT TRANSACTIONS:
  Purchases..............       5,123,710          --               --               --               1,144,356
  Net transfers..........       1,555,509         (306,260)         (35,658)        (106,922)          (693,519)
  Surrenders for benefit
   payments and fees.....      (1,209,608)            (706)         (35,323)               2           (226,039)
  Net loan activity......         (16,512)            (513)         --               --                  (6,867)
  Cost of insurance......      (2,723,881)         (68,194)         (34,893)         (24,696)          (617,350)
                              -----------        ---------        ---------        ---------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,729,218         (375,673)        (105,874)        (131,616)          (399,419)
                              -----------        ---------        ---------        ---------         ----------
  Net increase (decrease)
   in net assets.........       6,735,654         (290,603)         (19,068)        (131,404)           199,204
NET ASSETS:
  Beginning of year......      30,120,666          948,171          521,972          348,662          7,428,731
                              -----------        ---------        ---------        ---------         ----------
  End of year............     $36,856,320        $ 657,568        $ 502,904        $ 217,258         $7,627,935
                              ===========        =========        =========        =========         ==========

                           HARTFORD GROWTH
                            OPPORTUNITIES   HARTFORD INDEX
                              HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------
OPERATIONS:
  Net investment
   income................    $  --           $   695,708
  Capital gains income...       --               185,872
  Net realized gain
   (loss) on security
   transactions..........       (47,355)          76,014
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       482,095        4,466,339
                             ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       434,740        5,423,933
                             ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       491,227        5,996,856
  Net transfers..........       576,214       (2,486,981)
  Surrenders for benefit
   payments and fees.....       (39,242)      (2,101,877)
  Net loan activity......            97             (538)
  Cost of insurance......      (226,543)      (3,752,686)
                             ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       801,753       (2,345,226)
                             ----------      -----------
  Net increase (decrease)
   in net assets.........     1,236,493        3,078,707
NET ASSETS:
  Beginning of year......     2,341,513       52,952,965
                             ----------      -----------
  End of year............    $3,578,006      $56,031,672
                             ==========      ===========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL
                           SMALL COMPANY  OPPORTUNITIES  HARTFORD MIDCAP
                             HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --          $    80,343     $    90,600
  Capital gains income...       14,051         --             --
  Net realized gain
   (loss) on security
   transactions..........       (1,285)          2,924         156,860
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      164,322       1,765,634       5,062,038
                            ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      177,088       1,848,901       5,309,498
                            ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      305,758       1,609,816       4,900,165
  Net transfers..........      616,908       1,019,439      (2,471,175)
  Surrenders for benefit
   payments and fees.....       (9,672)       (563,888)     (1,164,542)
  Net loan activity......       (6,844)         (8,360)        (91,837)
  Cost of insurance......      (98,039)       (785,256)     (2,738,546)
                            ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      808,111       1,271,751      (1,565,935)
                            ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........      985,199       3,120,652       3,743,563
NET ASSETS:
  Beginning of year......      500,177       9,368,665      33,787,610
                            ----------     -----------     -----------
  End of year............   $1,485,376     $12,489,317     $37,531,173
                            ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                              HARTFORD
                                                              MORTGAGE    HARTFORD SMALL                  HARTFORD VALUE
                           HARTFORD MIDCAP  HARTFORD MONEY   SECURITIES    COMPANY HLS    HARTFORD STOCK  OPPORTUNITIES
                           VALUE HLS FUND   MARKET HLS FUND   HLS FUND         FUND          HLS FUND        HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -----------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................    $    2,212      $    455,763    $  304,020    $   --          $   526,066      $    6,703
  Capital gains income...        25,735          --              11,199        --              --              --
  Net realized gain
   (loss) on security
   transactions..........       (16,600)         --               8,582         49,360           3,368          (6,260)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       475,027          --             (75,751)     1,686,914       1,456,515         693,378
                             ----------      ------------    ----------    -----------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       486,374           455,763       248,050      1,736,274       1,985,949         693,821
                             ----------      ------------    ----------    -----------     -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       633,047        51,345,663       924,063      2,421,098       7,559,531         324,207
  Net transfers..........     2,644,495       (40,528,299)     (347,510)      (990,870)     (1,720,731)      3,511,595
  Surrenders for benefit
   payments and fees.....       (58,250)       (7,361,666)     (653,677)      (682,724)     (1,851,018)        (64,261)
  Net loan activity......        (2,010)         (103,927)     (106,468)       (60,094)        (69,924)           (856)
  Cost of insurance......      (238,832)       (5,232,236)     (505,769)    (1,292,136)     (4,092,804)       (207,643)
                             ----------      ------------    ----------    -----------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,978,450        (1,880,465)     (689,361)      (604,726)       (174,946)      3,563,042
                             ----------      ------------    ----------    -----------     -----------      ----------
  Net increase (decrease)
   in net assets.........     3,464,824        (1,424,702)     (441,311)     1,131,548       1,811,003       4,256,863
NET ASSETS:
  Beginning of year......     1,075,773        50,362,379     6,671,588     14,825,331      47,725,388         952,829
                             ----------      ------------    ----------    -----------     -----------      ----------
  End of year............    $4,540,597      $ 48,937,677    $6,230,277    $15,956,879     $49,536,391      $5,209,692
                             ==========      ============    ==========    ===========     ===========      ==========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                               CORE
                               MFS NEW         MFS TOTAL    PLUS FIXED
                           DISCOVERY SERIES  RETURN SERIES    INCOME
                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -------------  -----------
OPERATIONS:
  Net investment
   income................      $--            $   20,453     $  3,014
  Capital gains income...       --               --               181
  Net realized gain
   (loss) on security
   transactions..........       (17,449)          (1,558)          20
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        23,344          166,847           79
                               --------       ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         5,895          185,742        3,294
                               --------       ----------     --------
UNIT TRANSACTIONS:
  Purchases..............        58,607          440,422        6,905
  Net transfers..........       278,108        1,021,985       69,661
  Surrenders for benefit
   payments and fees.....        (1,661)             258          712
  Net loan activity......        (4,907)         (23,310)      --
  Cost of insurance......       (21,021)        (126,981)      (9,415)
                               --------       ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       309,126        1,312,374       67,863
                               --------       ----------     --------
  Net increase (decrease)
   in net assets.........       315,021        1,498,116       71,157
NET ASSETS:
  Beginning of year......        95,216          918,497       29,950
                               --------       ----------     --------
  End of year............      $410,237       $2,416,613     $101,107
                               ========       ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________


                           EMERGING MARKETS  EMERGING MARKETS                                U.S.         AMERICAN
                                 DEBT             EQUITY       TECHNOLOGY   HIGH YIELD   MID CAP VALUE  OPPORTUNITIES
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ----------------  -----------  -----------  -------------  -------------
OPERATIONS:
  Net investment
   income................       $  443            $   22         $--          $   733       $    15        $    10
  Capital gains income...          207           --               --           --            --             --
  Net realized gain
   (loss) on security
   transactions..........           21                 7             (8)           15            27             60
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (93)              767            (11)          310         8,634          1,284
                                ------            ------         ------       -------       -------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          578               796            (19)        1,058         8,676          1,354
                                ------            ------         ------       -------       -------        -------
UNIT TRANSACTIONS:
  Purchases..............      --                    446            587         1,092        15,668          2,417
  Net transfers..........        3,601           --               --            4,000        38,753         11,000
  Surrenders for benefit
   payments and fees.....      --                --               --           --             2,735         --
  Net loan activity......      --                --               --           --            --             --
  Cost of insurance......         (805)             (199)          (174)       (1,335)       (7,910)        (1,188)
                                ------            ------         ------       -------       -------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,796               247            413         3,757        49,246         12,229
                                ------            ------         ------       -------       -------        -------
  Net increase (decrease)
   in net assets.........        3,374             1,043            394         4,815        57,922         13,583
NET ASSETS:
  Beginning of year......        3,049             3,296          1,025         7,720        21,866          7,316
                                ------            ------         ------       -------       -------        -------
  End of year............       $6,423            $4,339         $1,419       $12,535       $79,788        $20,899
                                ======            ======         ======       =======       =======        =======

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           BALANCED GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................      $   44           $   536          $    99
  Capital gains income...      --               --               --
  Net realized gain
   (loss) on security
   transactions..........      --                     4                7
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         187              (111)             581
                               ------           -------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         231               429              687
                               ------           -------          -------
UNIT TRANSACTIONS:
  Purchases..............       1,921             4,922            5,343
  Net transfers..........      --               --               --
  Surrenders for benefit
   payments and fees.....      --               --               --
  Net loan activity......      --               --               --
  Cost of insurance......        (652)           (1,314)          (1,630)
                               ------           -------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,269             3,608            3,713
                               ------           -------          -------
  Net increase (decrease)
   in net assets.........       1,500             4,037            4,400
NET ASSETS:
  Beginning of year......       1,263             4,491            4,560
                               ------           -------          -------
  End of year............      $2,763           $ 8,528          $ 8,960
                               ======           =======          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                                            PUTNAM VT   PUTNAM VT GLOBAL                      PUTNAM VT
                                         EQUALLY-WEIGHTED  DIVERSIFIED  ASSET ALLOCATION  PUTNAM VT GLOBAL   GROWTH AND
                           MONEY MARKET      S&P 500       INCOME FUND        FUND          EQUITY FUND      INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ----------------  -----------  ----------------  ----------------  -------------
OPERATIONS:
  Net investment
   income................    $  2,643        $   269       $  270,149      $   40,183        $  121,949      $   356,644
  Capital gains income...      --            --                --            --                --                --
  Net realized gain
   (loss) on security
   transactions..........      --                145           11,491         (24,799)            1,368          (18,509)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --              4,653          (22,051)         85,964           601,793        1,802,841
                             --------        -------       ----------      ----------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,643          5,067          259,589         101,348           725,110        2,140,976
                             --------        -------       ----------      ----------        ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     458,354         16,503           --            --                 787,382        2,236,632
  Net transfers..........    (321,614)         3,808         (243,346)       (107,137)         (406,736)      (1,363,978)
  Surrenders for benefit
   payments and fees.....         (99)       --                (8,249)        (87,494)         (229,736)      (1,050,810)
  Net loan activity......      --            --                --            --                   3,355         (149,171)
  Cost of insurance......     (52,245)        (4,749)        (129,058)        (82,499)         (443,220)      (1,547,554)
                             --------        -------       ----------      ----------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      84,396         15,562         (380,653)       (277,130)         (288,955)      (1,874,881)
                             --------        -------       ----------      ----------        ----------      -----------
  Net increase (decrease)
   in net assets.........      87,039         20,629         (121,064)       (175,782)          436,155          266,095
NET ASSETS:
  Beginning of year......     342,591         20,697        2,998,839       1,310,002         5,498,074       20,023,881
                             --------        -------       ----------      ----------        ----------      -----------
  End of year............    $429,630        $41,326       $2,877,775      $1,134,220        $5,934,229      $20,289,976
                             ========        =======       ==========      ==========        ==========      ===========

(a)  Formerly Value-Added Market Sub-Account. Change effective November 1, 2004.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           PUTNAM VT HEALTH  PUTNAM VT HIGH   PUTNAM VT
                            SCIENCES FUND      YIELD FUND    INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  --------------  -----------
OPERATIONS:
  Net investment
   income................     $    7,699      $   799,531    $  286,032
  Capital gains income...       --                --             --
  Net realized gain
   (loss) on security
   transactions..........       (123,961)          12,673       (17,435)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        241,401          261,273        25,939
                              ----------      -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        125,139        1,073,477       294,536
                              ----------      -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       --              1,348,913       979,791
  Net transfers..........       (505,600)         177,293      (339,258)
  Surrenders for benefit
   payments and fees.....        (61,721)        (212,492)     (568,807)
  Net loan activity......         (2,447)         (37,472)         (932)
  Cost of insurance......       (164,300)        (694,058)     (479,424)
                              ----------      -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (734,068)         582,184      (408,630)
                              ----------      -----------    ----------
  Net increase (decrease)
   in net assets.........       (608,929)       1,655,661      (114,094)
NET ASSETS:
  Beginning of year......      2,226,661        9,299,625     6,558,920
                              ----------      -----------    ----------
  End of year............     $1,617,732      $10,955,286    $6,444,826
                              ==========      ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                             PUTNAM VT
                           INTERNATIONAL    PUTNAM VT        PUTNAM VT                                          PUTNAM VT NEW
                            GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW     PUTNAM VT         PUTNAM VT      OPPORTUNITIES
                            INCOME FUND    EQUITY FUND   OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND      FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  ------------------  --------------  -----------------  -------------
OPERATIONS:
  Net investment
   income................    $   47,523    $   224,558       $   10,416       $    14,242        $   4,037       $  --
  Capital gains income...       --             --              --                 --              --                --
  Net realized gain
   (loss) on security
   transactions..........       235,524        167,180         (275,960)         (659,740)        --                 45,398
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       388,824      1,745,309          367,940           833,018         --                763,300
                             ----------    -----------       ----------       -----------        ---------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       671,871      2,137,047          102,396           187,520            4,037          808,698
                             ----------    -----------       ----------       -----------        ---------       ----------
UNIT TRANSACTIONS:
  Purchases..............       --           2,128,037         --                 --              --              1,422,284
  Net transfers..........    (1,070,829)    (1,222,220)        (320,122)         (666,515)        (221,842)        (804,505)
  Surrenders for benefit
   payments and fees.....       (39,836)      (352,377)         (49,762)         (133,143)         (13,880)        (302,990)
  Net loan activity......       --             (14,567)          (2,778)          (87,904)        --                (21,752)
  Cost of insurance......      (184,864)    (1,085,732)         (69,294)         (169,701)         (36,622)        (733,164)
                             ----------    -----------       ----------       -----------        ---------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,295,529)      (546,859)        (441,956)       (1,057,263)        (272,344)        (440,127)
                             ----------    -----------       ----------       -----------        ---------       ----------
  Net increase (decrease)
   in net assets.........      (623,658)     1,590,188         (339,560)         (869,743)        (268,307)         368,571
NET ASSETS:
  Beginning of year......     4,102,594     13,414,301        1,107,926         2,364,877          651,442        8,002,951
                             ----------    -----------       ----------       -----------        ---------       ----------
  End of year............    $3,478,936    $15,004,489       $  768,366       $ 1,495,134        $ 383,135       $8,371,522
                             ==========    ===========       ==========       ===========        =========       ==========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                          PUTNAM VT OTC &  PUTNAM VT THE
                           PUTNAM VT NEW  EMERGING GROWTH  GEORGE PUTNAM
                            VALUE FUND         FUND        FUND OF BOSTON
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  --------------
OPERATIONS:
  Net investment
   income................   $    48,541     $  --            $   31,697
  Capital gains income...       --             --               --
  Net realized gain
   (loss) on security
   transactions..........       101,538        (74,045)          18,457
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       455,173        175,334           58,897
                            -----------     ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       605,252        101,289          109,051
                            -----------     ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       --             --               --
  Net transfers..........      (792,422)      (259,753)        (271,609)
  Surrenders for benefit
   payments and fees.....      (119,390)       (26,399)        (179,227)
  Net loan activity......           (98)       --                (1,787)
  Cost of insurance......      (327,311)      (115,790)        (132,531)
                            -----------     ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,239,221)      (401,942)        (585,154)
                            -----------     ----------       ----------
  Net increase (decrease)
   in net assets.........      (633,969)      (300,653)        (476,103)
NET ASSETS:
  Beginning of year......     4,790,130      1,518,917        1,711,836
                            -----------     ----------       ----------
  End of year............   $ 4,156,161     $1,218,264       $1,235,733
                            ===========     ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                              PUTNAM VT                                     PUTNAM VT
                           UTILITIES GROWTH   PUTNAM VT    PUTNAM VT         CAPITAL        PUTNAM VT EQUITY
                           AND INCOME FUND   VISTA FUND   VOYAGER FUND  OPPORTUNITIES FUND    INCOME FUND     GROWTH AND INCOME
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------  ------------  ------------------  ----------------  -----------------
OPERATIONS:
  Net investment
   income................     $   40,231     $   --       $    98,343        $  1,039           $    475          $    466
  Capital gains income...       --               --           --               19,174            --                --
  Net realized gain
   (loss) on security
   transactions..........       (138,952)      (328,636)     (127,890)           (272)               672                61
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        418,074        604,021     1,091,054          48,357             48,620            13,153
                              ----------     ----------   -----------        --------           --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        319,353        275,385     1,061,507          68,298             49,767            13,680
                              ----------     ----------   -----------        --------           --------          --------
UNIT TRANSACTIONS:
  Purchases..............       --               --         3,047,489          75,401            100,882             3,072
  Net transfers..........       (162,468)      (561,376)   (3,020,366)         74,374            101,521            92,364
  Surrenders for benefit
   payments and fees.....        (78,733)       (27,338)     (800,284)             (4)           (17,767)            4,682
  Net loan activity......         (8,857)        (3,590)      (65,782)       --                   (4,981)          --
  Cost of insurance......       (137,009)      (157,189)   (1,647,951)        (50,171)           (44,809)          (10,801)
                              ----------     ----------   -----------        --------           --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (387,067)      (749,493)   (2,486,894)         99,600            134,846            89,317
                              ----------     ----------   -----------        --------           --------          --------
  Net increase (decrease)
   in net assets.........        (67,714)      (474,108)   (1,425,387)        167,898            184,613           102,997
NET ASSETS:
  Beginning of year......      1,712,190      2,008,181    21,883,032         347,646            320,086            26,826
                              ----------     ----------   -----------        --------           --------          --------
  End of year............     $1,644,476     $1,534,073   $20,457,645        $515,544           $504,699          $129,823
                              ==========     ==========   ===========        ========           ========          ========

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                AMERICAN FUNDS
                           AIM V.I. MID CAP  AIM V.I. PREMIER  ASSET ALLOCATION
                           CORE EQUITY FUND    EQUITY FUND           FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................      $--               $    62          $   45,733
  Capital gains income...           831          --                 --
  Net realized gain
   (loss) on security
   transactions..........            14                5                  54
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         8,742            2,247             139,099
                               --------          -------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         9,587            2,314             184,886
                               --------          -------          ----------
UNIT TRANSACTIONS:
  Purchases..............        14,467           16,078             357,711
  Net transfers..........       164,075           35,895           2,613,725
  Surrenders for benefit
   payments and fees.....             2               (1)             (9,305)
  Net loan activity......       --               --                 --
  Cost of insurance......        (3,273)          (1,028)            (65,028)
                               --------          -------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       175,271           50,944           2,897,103
                               --------          -------          ----------
  Net increase (decrease)
   in net assets.........       184,858           53,258           3,081,989
NET ASSETS:
  Beginning of year......       --               --                 --
                               --------          -------          ----------
  End of year............      $184,858          $53,258          $3,081,989
                               ========          =======          ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                            AMERICAN FUNDS                     AMERICAN FUNDS                  AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS
                           AND GROWTH FUND      BOND FUND           FUND        GROWTH FUND         FUND       INTERNATIONAL FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ----------------  ----------------  --------------  --------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................     $ --              $ --             $   11,949     $    23,670     $   269,717        $   48,267
  Capital gains income...       --                --                --              --              --               --
  Net realized gain
   (loss) on security
   transactions..........         (1,171)               37            1,342          26,896            (867)            3,358
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        155,305            42,675        1,375,263       4,904,155       6,181,788           523,520
                              ----------        ----------       ----------     -----------     -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        154,134            42,712        1,388,554       4,954,721       6,450,638           575,145
                              ----------        ----------       ----------     -----------     -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............        329,966           141,655          975,738       3,736,430       4,821,391           306,214
  Net transfers..........      1,983,145         1,489,138        3,451,382      10,045,450       8,952,924         4,055,563
  Surrenders for benefit
   payments and fees.....       (138,912)            2,581          (50,749)       (195,289)       (513,622)           (6,641)
  Net loan activity......       --                --                 (2,581)        (24,583)        (25,623)              (26)
  Cost of insurance......        (60,239)          (46,042)        (405,706)     (1,635,149)     (2,270,631)         (114,417)
                              ----------        ----------       ----------     -----------     -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,113,960         1,587,332        3,968,084      11,926,859      10,964,439         4,240,693
                              ----------        ----------       ----------     -----------     -----------        ----------
  Net increase (decrease)
   in net assets.........      2,268,094         1,630,044        5,356,638      16,881,580      17,415,077         4,815,838
NET ASSETS:
  Beginning of year......       --                --              1,970,001       8,667,798      14,322,529          --
                              ----------        ----------       ----------     -----------     -----------        ----------
  End of year............     $2,268,094        $1,630,044       $7,326,639     $25,549,378     $31,737,606        $4,815,838
                              ==========        ==========       ==========     ===========     ===========        ==========

                            AMERICAN FUNDS
                              NEW WORLD
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment
   income................      $--
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........           154
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        39,079
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        39,233
                               --------
UNIT TRANSACTIONS:
  Purchases..............        34,894
  Net transfers..........       301,457
  Surrenders for benefit
   payments and fees.....           156
  Net loan activity......       --
  Cost of insurance......       (14,429)
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       322,078
                               --------
  Net increase (decrease)
   in net assets.........       361,311
NET ASSETS:
  Beginning of year......       --
                               --------
  End of year............      $361,311
                               ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP ASSET  FIDELITY VIP
                           CAPITALIZATION       MANAGER        EQUITY-INCOME
                                FUND           PORTFOLIO           FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  ------------------  -------------
OPERATIONS:
  Net investment
   income................    $   18,956        $  130,906       $   210,948
  Capital gains income...       --               --                 --
  Net realized gain
   (loss) on security
   transactions..........        12,608            87,175            49,830
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,676,663           461,065         3,235,845
                             ----------        ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,708,227           679,146         3,496,623
                             ----------        ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       414,216           485,113         2,563,172
  Net transfers..........     3,239,733          (154,838)        1,270,182
  Surrenders for benefit
   payments and fees.....       (51,166)         (178,854)         (655,209)
  Net loan activity......          (538)          (15,664)           38,177
  Cost of insurance......      (263,041)         (323,536)       (1,302,818)
                             ----------        ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,339,204          (187,779)        1,913,504
                             ----------        ----------       -----------
  Net increase (decrease)
   in net assets.........     5,047,431           491,367         5,410,127
NET ASSETS:
  Beginning of year......     1,182,681         3,419,670        10,673,988
                             ----------        ----------       -----------
  End of year............    $6,230,112        $3,911,037       $16,084,115
                             ==========        ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                           FIDELITY VIP                        FRANKLIN SMALL    FRANKLIN STRATEGIC  FRANKLIN MUTUAL
                             OVERSEAS      FRANKLIN SMALL        CAP VALUE             INCOME            SHARES
                            PORTFOLIO         CAP FUND        SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT (B)     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT
                           ------------  ------------------  ------------------  ------------------  ---------------
OPERATIONS:
  Net investment
   income................  $    27,871        $--                 $--                  $  594           $     70
  Capital gains income...      --             --                  --                  --                 --
  Net realized gain
   (loss) on security
   transactions..........      106,000             69                   15               (131)               267
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,016,876          1,570               40,079                269             47,375
                           -----------        -------             --------             ------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,150,747          1,639               40,094                732             47,712
                           -----------        -------             --------             ------           --------
UNIT TRANSACTIONS:
  Purchases..............      376,032            158               33,274                  9             31,074
  Net transfers..........   (1,326,946)        13,912              464,330              4,812            837,067
  Surrenders for benefit
   payments and fees.....      (98,630)           (24)                  41            --                     (22)
  Net loan activity......       (6,048)       --                  --                  --                 --
  Cost of insurance......     (289,881)        (1,067)              (9,507)            (2,033)           (13,622)
                           -----------        -------             --------             ------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,345,473)        12,979              488,138              2,788            854,497
                           -----------        -------             --------             ------           --------
  Net increase (decrease)
   in net assets.........     (194,726)        14,618              528,232              3,520            902,209
NET ASSETS:
  Beginning of year......    2,996,510        --                  --                  --                     920
                           -----------        -------             --------             ------           --------
  End of year............  $ 2,801,784        $14,618             $528,232             $3,520           $903,129
                           ===========        =======             ========             ======           ========

                               TEMPLETON
                               DEVELOPING          TEMPLETON
                                MARKETS        GROWTH SECURITIES
                            SECURITIES FUND          FUND
                            SUB-ACCOUNT (B)       SUB-ACCOUNT
                           ------------------  -----------------
OPERATIONS:
  Net investment
   income................        $    8             $   42
  Capital gains income...       --                 --
  Net realized gain
   (loss) on security
   transactions..........            24                (25)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           738              1,061
                                 ------             ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           770              1,078
                                 ------             ------
UNIT TRANSACTIONS:
  Purchases..............       --                   2,347
  Net transfers..........         2,782              2,042
  Surrenders for benefit
   payments and fees.....       --                 --
  Net loan activity......       --                 --
  Cost of insurance......          (247)              (776)
                                 ------             ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         2,535              3,613
                                 ------             ------
  Net increase (decrease)
   in net assets.........         3,305              4,691
NET ASSETS:
  Beginning of year......       --                   1,724
                                 ------             ------
  End of year............        $3,305             $6,415
                                 ======             ======

(a)  From inception, June 23, 2003 to December 31, 2003.
(b)  From inception, April 1, 2002 to December 31, 2003.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND  APPRECIATION HLS
                               HLS FUND         HLS FUND           FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
OPERATIONS:
  Net investment
   income................     $ 1,008,646      $ 1,147,614     $   298,019
  Capital gains income...        --                132,823        --
  Net realized gain
   (loss) on security
   transactions..........           6,646           36,757         (58,382)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       5,973,179          861,629      16,784,219
                              -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       6,988,471        2,178,823      17,023,856
                              -----------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       8,251,269        4,169,402       8,428,601
  Net transfers..........       1,450,886        7,695,373       3,430,609
  Surrenders for benefit
   payments and fees.....      (1,163,017)      (1,157,384)     (1,929,665)
  Net loan activity......         (25,281)        (214,913)       (196,066)
  Cost of insurance......      (4,410,730)      (2,837,570)     (4,890,188)
                              -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,103,127        7,654,908       4,843,291
                              -----------      -----------     -----------
  Net increase (decrease)
   in net assets.........      11,091,598        9,833,731      21,867,147
NET ASSETS:
  Beginning of year......      35,785,844       23,200,458      39,259,605
                              -----------      -----------     -----------
  End of year............     $46,877,442      $33,034,189     $61,126,752
                              ===========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL       HARTFORD
                            AND GROWTH HLS       ADVISERS        LEADERS HLS    TECHNOLOGY HLS   DISCIPLINED EQUITY
                                 FUND            HLS FUND           FUND             FUND             HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (C)
                           -----------------  ---------------  ---------------  ---------------  ------------------
OPERATIONS:
  Net investment
   income................     $   383,326       $    6,818        $   2,345        $--               $   78,112
  Capital gains income...         140,225          --               --              --                 --
  Net realized gain
   (loss) on security
   transactions..........         (17,466)          58,489           33,124          20,208               4,279
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       5,327,240          195,819          137,154         114,075           1,510,811
                              -----------       ----------        ---------        --------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       5,833,325          261,126          172,623         134,283           1,593,202
                              -----------       ----------        ---------        --------          ----------
UNIT TRANSACTIONS:
  Purchases..............       4,619,437          147,088          113,655          50,525           1,303,411
  Net transfers..........       3,234,164         (597,159)        (231,798)         71,491             254,692
  Surrenders for benefit
   payments and fees.....        (883,059)         (62,466)            (958)        (10,770)           (209,007)
  Net loan activity......        (170,254)         --               --              --                   13,194
  Cost of insurance......      (2,475,341)        (140,741)         (62,772)        (33,326)           (663,176)
                              -----------       ----------        ---------        --------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,324,947         (653,278)        (181,873)         77,920             699,114
                              -----------       ----------        ---------        --------          ----------
  Net increase (decrease)
   in net assets.........      10,158,272         (392,152)          (9,250)        212,203           2,292,316
NET ASSETS:
  Beginning of year......      19,962,394        1,340,323          531,222         136,459           5,136,415
                              -----------       ----------        ---------        --------          ----------
  End of year............     $30,120,666       $  948,171        $ 521,972        $348,662          $7,428,731
                              ===========       ==========        =========        ========          ==========

                           HARTFORD GROWTH
                            OPPORTUNITIES    HARTFORD INDEX
                               HLS FUND         HLS FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ----------------  --------------
OPERATIONS:
  Net investment
   income................     $ --            $   639,433
  Capital gains income...       --                143,242
  Net realized gain
   (loss) on security
   transactions..........           (166)          54,605
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        246,414       10,469,106
                              ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        246,248       11,306,386
                              ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        164,701        7,515,991
  Net transfers..........      1,995,700        1,329,011
  Surrenders for benefit
   payments and fees.....         (8,200)      (1,601,933)
  Net loan activity......       --                 (4,286)
  Cost of insurance......        (56,936)      (3,953,724)
                              ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,095,265        3,285,059
                              ----------      -----------
  Net increase (decrease)
   in net assets.........      2,341,513       14,591,445
NET ASSETS:
  Beginning of year......       --             38,361,520
                              ----------      -----------
  End of year............     $2,341,513      $52,952,965
                              ==========      ===========

(a)  From inception, June 23, 2003 to December 31, 2003.
(c) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                HARTFORD         HARTFORD
                             INTERNATIONAL     INTERNATIONAL
                             SMALL COMPANY     OPPORTUNITIES  HARTFORD MIDCAP
                                HLS FUND         HLS FUND        HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................       $  3,995        $   70,114      $    68,959
  Capital gains income...         33,444           --              --
  Net realized gain
   (loss) on security
   transactions..........             39            27,687            2,412
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (16,109)        1,947,629        8,283,873
                                --------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         21,369         2,045,430        8,355,244
                                --------        ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............         16,731         1,252,678        4,620,782
  Net transfers..........        469,934         1,264,160        3,863,222
  Surrenders for benefit
   payments and fees.....         (2,087)         (208,936)        (529,563)
  Net loan activity......       --                 (39,427)        (108,156)
  Cost of insurance......         (5,770)         (643,791)      (2,621,628)
                                --------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        478,808         1,624,684        5,224,657
                                --------        ----------      -----------
  Net increase (decrease)
   in net assets.........        500,177         3,670,114       13,579,901
NET ASSETS:
  Beginning of year......       --               5,698,551       20,207,709
                                --------        ----------      -----------
  End of year............       $500,177        $9,368,665      $33,787,610
                                ========        ==========      ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                                                 HARTFORD
                                                                 MORTGAGE     HARTFORD SMALL                    HARTFORD VALUE
                           HARTFORD MIDCAP   HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK    OPPORTUNIITES
                            VALUE HLS FUND   MARKET HLS FUND       FUND            FUND          HLS FUND          HLS FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ----------------  ---------------  --------------  --------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................     $ --             $   412,304      $  190,395     $   --          $   503,121         $--
  Capital gains income...       --                --                29,488         --              --              --
  Net realized gain
   (loss) on security
   transactions..........             44          --                    69          85,545          (1,941)             118
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         61,463          --               (83,881)      4,816,297       9,200,747           90,491
                              ----------       -----------      ----------     -----------     -----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         61,507           412,304         136,071       4,901,842       9,701,927           90,609
                              ----------       -----------      ----------     -----------     -----------         --------
UNIT TRANSACTIONS:
  Purchases..............         39,022        57,373,296       1,178,165       2,048,079       8,476,764           24,702
  Net transfers..........        994,013       (50,334,711)      1,042,494       2,328,609         575,713          848,534
  Surrenders for benefit
   payments and fees.....            968        (7,063,219)       (251,700)       (443,702)     (1,652,238)             126
  Net loan activity......       --                 (50,046)         (6,727)        (88,311)        (52,157)        --
  Cost of insurance......        (19,737)       (6,128,383)       (589,736)     (1,072,096)     (4,532,197)         (11,142)
                              ----------       -----------      ----------     -----------     -----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,014,266        (6,203,063)      1,372,496       2,772,579       2,815,885          862,220
                              ----------       -----------      ----------     -----------     -----------         --------
  Net increase (decrease)
   in net assets.........      1,075,773        (5,790,759)      1,508,567       7,674,421      12,517,812          952,829
NET ASSETS:
  Beginning of year......       --              56,153,138       5,163,021       7,150,910      35,207,576         --
                              ----------       -----------      ----------     -----------     -----------         --------
  End of year............     $1,075,773       $50,362,379      $6,671,588     $14,825,331     $47,725,388         $952,829
                              ==========       ===========      ==========     ===========     ===========         ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    CORE
                               MFS NEW           MFS TOTAL       PLUS FIXED
                           DISCOVERY SERIES    RETURN SERIES       INCOME
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ----------------  ------------------  -----------
OPERATIONS:
  Net investment
   income................      $--                $--              $    18
  Capital gains income...      --                 --                   230
  Net realized gain
   (loss) on security
   transactions..........           (2)                 24            (195)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        2,761              53,815             459
                               -------            --------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        2,759              53,839             512
                               -------            --------         -------
UNIT TRANSACTIONS:
  Purchases..............        9,482              54,011           1,770
  Net transfers..........       84,573             832,383          29,923
  Surrenders for benefit
   payments and fees.....          (32)                (35)              2
  Net loan activity......      --                 --                --
  Cost of insurance......       (1,566)            (21,701)         (3,731)
                               -------            --------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       92,457             864,658          27,964
                               -------            --------         -------
  Net increase (decrease)
   in net assets.........       95,216             918,497          28,476
NET ASSETS:
  Beginning of year......      --                 --                 1,474
                               -------            --------         -------
  End of year............      $95,216            $918,497         $29,950
                               =======            ========         =======

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________


                           EMERGING MARKETS  EMERGING MARKETS                                U.S.            AMERICAN
                                 DEBT             EQUITY       TECHNOLOGY   HIGH YIELD   MID CAP VALUE    OPPORTUNITIES
                           SUB-ACCOUNT (B)   SUB-ACCOUNT (B)   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  -----------  -----------  -------------  ------------------
OPERATIONS:
  Net investment
   income................      -$-               -$-             $--          $--           $--               $    9
  Capital gains income...      --                --               --           --            --              --
  Net realized gain
   (loss) on security
   transactions..........           12           --                   5           14              4               28
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          246                40            181          412          2,720            1,026
                                ------            ------         ------       ------        -------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          258                40            186          426          2,724            1,063
                                ------            ------         ------       ------        -------           ------
UNIT TRANSACTIONS:
  Purchases..............      --                --                 587          587          1,173                1
  Net transfers..........        3,115             3,256          --           6,782         19,114            7,299
  Surrenders for benefit
   payments and fees.....      --                --                   1        --                (1)         --
  Net loan activity......      --                --               --           --            --              --
  Cost of insurance......         (324)          --                (189)        (578)        (2,035)          (1,047)
                                ------            ------         ------       ------        -------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,791             3,256            399        6,791         18,251            6,253
                                ------            ------         ------       ------        -------           ------
  Net increase (decrease)
   in net assets.........        3,049             3,296            585        7,217         20,975            7,316
NET ASSETS:
  Beginning of year......      --                --                 440          503            891          --
                                ------            ------         ------       ------        -------           ------
  End of year............       $3,049            $3,296         $1,025       $7,720        $21,866           $7,316
                                ======            ======         ======       ======        =======           ======

(a)  From inception, June 23, 2003 to December 31, 2003.
(b)  From inception, April 1, 2002 to December 31, 2003.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           BALANCED GROWTH    FLEXIBLE INCOME    DIVIDEND GROWTH
                           SUB-ACCOUNT (B)    SUB-ACCOUNT (D)    SUB-ACCOUNT (B)
                           ----------------  ------------------  ----------------
OPERATIONS:
  Net investment
   income................       $    7             $  120             $   30
  Capital gains income...      --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........           25                 13                 30
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           21                225                370
                                ------             ------             ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           53                358                430
                                ------             ------             ------
UNIT TRANSACTIONS:
  Purchases..............          158                  2                159
  Net transfers..........        1,130              4,797              4,445
  Surrenders for benefit
   payments and fees.....          (25)           --                     (18)
  Net loan activity......      --                 --                 --
  Cost of insurance......          (53)              (666)              (456)
                                ------             ------             ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,210              4,133              4,130
                                ------             ------             ------
  Net increase (decrease)
   in net assets.........        1,263              4,491              4,560
NET ASSETS:
  Beginning of year......      --                 --                 --
                                ------             ------             ------
  End of year............       $1,263             $4,491             $4,560
                                ======             ======             ======

(b)  From inception, April 1, 2002 to December 31, 2003.
(d)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                                       PUTNAM VT   PUTNAM VT GLOBAL                      PUTNAM VT
                                         VALUE-ADDED  DIVERSIFIED  ASSET ALLOCATION  PUTNAM VT GLOBAL   GROWTH AND
                           MONEY MARKET    MARKET     INCOME FUND        FUND          EQUITY FUND      INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -----------  -----------  ----------------  ----------------  -------------
OPERATIONS:
  Net investment
   income................    $  1,234      $    61    $  307,655      $   77,883        $   57,428      $   406,405
  Capital gains income...      --              104        --            --                --                --
  Net realized gain
   (loss) on security
   transactions..........         685           48        43,086          (1,336)            1,400         (115,155)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --            2,731       244,722         254,145         1,222,633        4,398,736
                             --------      -------    ----------      ----------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,919        2,944       595,463         330,692         1,281,461        4,689,986
                             --------      -------    ----------      ----------        ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     570,284        1,173       229,454         127,458           994,920        3,093,829
  Net transfers..........    (242,400)      17,749      (101,159)       (688,514)         (369,009)      (3,460,696)
  Surrenders for benefit
   payments and fees.....          15            1       (66,999)       (123,357)         (350,065)        (540,032)
  Net loan activity......      --           --            (9,944)         (2,658)           (3,800)         (37,177)
  Cost of insurance......     (74,463)      (2,067)     (241,630)       (161,105)         (514,927)      (1,873,914)
                             --------      -------    ----------      ----------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     253,436       16,856      (190,278)       (848,176)         (242,881)      (2,817,990)
                             --------      -------    ----------      ----------        ----------      -----------
  Net increase (decrease)
   in net assets.........     255,355       19,800       405,185        (517,484)        1,038,580        1,871,996
NET ASSETS:
  Beginning of year......      87,236          897     2,593,654       1,827,486         4,459,494       18,151,885
                             --------      -------    ----------      ----------        ----------      -----------
  End of year............    $342,591      $20,697    $2,998,839      $1,310,002        $5,498,074      $20,023,881
                             ========      =======    ==========      ==========        ==========      ===========

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           PUTNAM VT HEALTH  PUTNAM VT HIGH   PUTNAM VT
                            SCIENCES FUND      YIELD FUND    INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  --------------  -----------
OPERATIONS:
  Net investment
   income................    $    22,241       $  816,639    $  355,079
  Capital gains income...       --                --             --
  Net realized gain
   (loss) on security
   transactions..........        (66,123)          42,820          (765)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        497,144          973,404       (18,030)
                             -----------       ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        453,262        1,832,863       336,284
                             -----------       ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        440,515        1,393,155     1,439,364
  Net transfers..........     (1,016,589)       1,122,537      (378,928)
  Surrenders for benefit
   payments and fees.....        (63,215)        (335,460)     (111,423)
  Net loan activity......         (9,580)          (2,798)       (6,803)
  Cost of insurance......       (309,156)        (660,950)     (746,651)
                             -----------       ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (958,025)       1,516,484       195,559
                             -----------       ----------    ----------
  Net increase (decrease)
   in net assets.........       (504,763)       3,349,347       531,843
NET ASSETS:
  Beginning of year......      2,731,424        5,950,278     6,027,077
                             -----------       ----------    ----------
  End of year............    $ 2,226,661       $9,299,625    $6,558,920
                             ===========       ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                             PUTNAM VT
                           INTERNATIONAL      PUTNAM VT           PUTNAM VT                                        PUTNAM VT NEW
                            GROWTH AND      INTERNATIONAL     INTERNATIONAL NEW     PUTNAM VT     PUTNAM VT MONEY  OPPORTUNITIES
                            INCOME FUND      EQUITY FUND      OPPORTUNITIES FUND  INVESTORS FUND    MARKET FUND        FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (E)       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------------  ------------------  --------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................   $    79,388      $   117,241          $    8,837       $    31,289      $    12,345     $   --
  Capital gains income...       --              --                  --                 --              --               --
  Net realized gain
   (loss) on security
   transactions..........       296,710           77,259             (45,395)         (773,585)        --                 3,952
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,094,386        2,911,255             485,717         1,620,704         --             2,326,589
                            -----------      -----------          ----------       -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,470,484        3,105,755             449,159           878,408           12,345       2,330,541
                            -----------      -----------          ----------       -----------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       476,958        2,514,390             275,612           743,319          357,140       2,275,094
  Net transfers..........    (1,320,345)        (268,349)           (801,921)       (2,701,490)      (1,207,613)     (2,346,096)
  Surrenders for benefit
   payments and fees.....      (181,326)        (260,695)            (26,853)          (54,163)         (18,198)       (403,684)
  Net loan activity......        (9,435)         (67,627)             (3,149)           (2,621)          (8,490)         (2,271)
  Cost of insurance......      (379,941)      (1,167,566)           (189,297)         (401,973)        (229,490)       (998,778)
                            -----------      -----------          ----------       -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,414,089)         750,153            (745,608)       (2,416,928)      (1,106,651)     (1,475,735)
                            -----------      -----------          ----------       -----------      -----------     -----------
  Net increase (decrease)
   in net assets.........        56,395        3,855,908            (296,449)       (1,538,520)      (1,094,306)        854,806
NET ASSETS:
  Beginning of year......     4,046,199        9,558,393           1,404,375         3,903,397        1,745,748       7,148,145
                            -----------      -----------          ----------       -----------      -----------     -----------
  End of year............   $ 4,102,594      $13,414,301          $1,107,926       $ 2,364,877      $   651,442     $ 8,002,951
                            ===========      ===========          ==========       ===========      ===========     ===========

(e) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                          PUTNAM VT OTC &  PUTNAM VT THE
                           PUTNAM VT NEW  EMERGING GROWTH  GEORGE PUTNAM
                            VALUE FUND         FUND        FUND OF BOSTON
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  --------------
OPERATIONS:
  Net investment
   income................   $   102,393     $  --           $    84,780
  Capital gains income...       --             --               --
  Net realized gain
   (loss) on security
   transactions..........       (60,761)       122,374           96,508
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,566,024        500,858          258,463
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,607,656        623,232          439,751
                            -----------     ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       942,269        483,133          377,755
  Net transfers..........    (3,385,585)      (976,698)      (1,161,670)
  Surrenders for benefit
   payments and fees.....       (79,212)       (53,586)        (116,580)
  Net loan activity......        (9,590)       --                  (966)
  Cost of insurance......      (562,261)      (233,696)        (347,221)
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,094,379)      (780,847)      (1,248,682)
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets.........    (1,486,723)      (157,615)        (808,931)
NET ASSETS:
  Beginning of year......     6,276,853      1,676,532        2,520,767
                            -----------     ----------      -----------
  End of year............   $ 4,790,130     $1,518,917      $ 1,711,836
                            ===========     ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                                                                                PUTNAM VT
                              PUTNAM VT                                          CAPITAL
                           UTILITIES GROWTH  PUTNAM VT VISTA   PUTNAM VT      OPPORTUNITIES     PUTNAM VT EQUITY
                           AND INCOME FUND        FUND        VOYAGER FUND         FUND           INCOME FUND     GROWTH AND INCOME
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)      SUB-ACCOUNT
                           ----------------  ---------------  ------------  ------------------  ----------------  -----------------
OPERATIONS:
  Net investment
   income................    $    99,772       $  --          $   123,326        $  7,238           $  1,483           $    70
  Capital gains income...       --                --              --             --                  --                --
  Net realized gain
   (loss) on security
   transactions..........       (164,290)         (208,744)       157,475        --                      626                15
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        575,994         1,126,803      4,262,803           1,654             26,775             3,803
                             -----------       -----------    -----------        --------           --------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        511,476           918,059      4,543,604           8,892             28,884             3,888
                             -----------       -----------    -----------        --------           --------           -------
UNIT TRANSACTIONS:
  Purchases..............        361,642           643,788      4,089,517          55,028             45,011             1,173
  Net transfers..........     (1,047,979)       (2,553,259)    (1,256,964)        287,746            252,450            23,651
  Surrenders for benefit
   payments and fees.....       (138,206)          (76,162)      (866,779)             (1)                (6)                1
  Net loan activity......         (3,399)          (14,955)        11,766        --                  --                --
  Cost of insurance......       (272,284)         (392,808)    (2,233,972)         (4,019)            (6,253)           (2,787)
                             -----------       -----------    -----------        --------           --------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,100,226)       (2,393,396)      (256,432)        338,754            291,202            22,038
                             -----------       -----------    -----------        --------           --------           -------
  Net increase (decrease)
   in net assets.........       (588,750)       (1,475,337)     4,287,172         347,646            320,086            25,926
NET ASSETS:
  Beginning of year......      2,300,940         3,483,518     17,595,860        --                  --                    900
                             -----------       -----------    -----------        --------           --------           -------
  End of year............    $ 1,712,190       $ 2,008,181    $21,883,032        $347,646           $320,086           $26,826
                             ===========       ===========    ===========        ========           ========           =======

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account VL II ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds ("the Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, MFS New Discovery Series, MFS Total Return Series, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Technology, High Yield, U.S. Mid Cap Value, American Opportunities, Balanced Growth, Flexible Income, Dividend Growth, Money Market, Equally-Weighted S&P 500, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund,
    Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, and Growth and Income.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and loses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America

_____________________________________ SA-68 ____________________________________
      requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
AIM V.I. Mid Cap Core Equity Fund.......  $  2,041,101  $  1,077,636
AIM V.I. Premier Equity Fund............        31,388         8,046
American Funds Asset Allocation Fund....     7,552,687     1,191,917
American Funds Blue Chip Income and
 Growth Fund............................     3,640,574       295,508
American Funds Bond Fund................     3,829,296       423,576
American Funds Global Growth Fund.......     3,271,218     1,632,211
American Funds Growth Fund..............    15,173,510     2,694,024
American Funds Growth-Income Fund.......    13,184,846       566,557
American Funds International Fund.......     5,352,430       681,915
American Funds New World Fund...........     2,416,936       436,826
American Funds Global Small
 Capitalization Fund....................     3,105,684     1,757,298
Fidelity VIP Asset Manager Portfolio....       101,863       544,816
Fidelity VIP Equity-Income Portfolio....     3,508,739     2,657,486
Fidelity VIP Overseas Portfolio.........        30,934     1,585,254
Franklin Small Cap Fund.................         7,522           642
Franklin Small Cap Value Securities
 Fund...................................     5,794,542       638,445
Franklin Strategic Income Securities
 Fund...................................         4,389         1,228
Mutual Shares Securities Fund...........     2,898,672       137,005
Templeton Developing Markets Securities
 Fund...................................         3,116           575
Templeton Growth Securities Fund........        29,788         2,765
Hartford Advisers HLS Fund..............     6,020,009     6,374,680
Hartford Bond HLS Fund..................     8,095,881     5,404,737
Hartford Capital Appreciation HLS
 Fund...................................    11,626,285     5,628,889
Hartford Dividend and Growth HLS Fund...     7,391,141     4,195,725
Hartford Global Advisers HLS Fund.......           123       375,680
Hartford Global Leaders HLS Fund........         2,532       105,873
Hartford Global Technology HLS Fund.....       --            131,618
Hartford Disciplined Equity HLS Fund....       878,392     1,198,209
Hartford Growth Opportunities HLS
 Fund...................................     2,768,984     1,967,231
Hartford Index HLS Fund.................     6,498,232     7,961,897

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
Hartford International Small Company HLS
 Fund...................................  $  2,300,580  $  1,478,418
Hartford International Opportunities HLS
 Fund...................................     2,528,952     1,176,826
Hartford MidCap HLS Fund................     4,415,394     5,890,734
Hartford MidCap Value HLS Fund..........     4,479,290     1,472,893
Hartford Money Market HLS Fund..........    38,152,701    39,577,745
Hartford Mortgage Securities HLS Fund...     1,371,393     1,745,552
Hartford Small Company HLS Fund.........     2,699,605     3,304,387
Hartford Stock HLS Fund.................     4,193,408     3,842,329
Hartford Value Opportunities HLS Fund...     4,751,207     1,181,461
MFS New Discovery Series................       526,295       217,169
MFS Total Return Series.................     1,675,838       343,009
Core Plus Fixed Income..................        77,859         6,801
Emerging Markets Debt...................         4,250           805
Emerging Markets Equity.................           468           199
Technology..............................           587           174
High Yield..............................         5,824         1,335
U.S. Mid Cap Value......................        53,758         4,498
American Opportunities..................        13,427         1,188
Balanced Growth.........................         1,313       --
Flexible Income.........................         5,458         1,314
Dividend Growth.........................         4,793           981
Money Market............................       457,237       370,198
Equally-Weighted S&P 500................        20,369         4,537
Putnam VT Diversified Income Fund.......       270,149       380,655
Putnam VT Global Asset Allocation
 Fund...................................        40,183       277,129
Putnam VT Global Equity Fund............     1,149,507     1,316,515
Putnam VT Growth and Income Fund........     1,584,339     3,102,585
Putnam VT Health Sciences Fund..........         7,698       734,068
Putnam VT High Yield Fund...............     4,677,457     3,295,726
Putnam VT Income Fund...................     1,710,765     1,833,365
Putnam VT International Growth and
 Income Fund............................        47,523     1,295,530
Putnam VT International Equity Fund.....     1,732,220     2,054,517
Putnam VT International New
 Opportunities Fund.....................        10,415       441,955
Putnam VT Investors Fund................        14,242     1,057,261
Putnam VT Money Market Fund.............         4,037       272,352
Putnam VT New Opportunities Fund........       926,655     1,366,780
Putnam VT New Value Fund................        48,541     1,239,222
Putnam VT OTC & Emerging Growth Fund....       --            401,941
Putnam VT The George Putnam Fund of
 Boston.................................        31,698       585,155
Putnam VT Utilities Growth and Income
 Fund...................................        40,862       387,699
Putnam VT Vista Fund....................       --            749,496
Putnam VT Voyager Fund..................     1,669,139     4,057,688
Putnam VT Capital Opportunities Fund....       184,408        64,595
Putnam VT Equity Income Fund............       190,729        55,407
Growth and Income.......................        97,346         7,563
                                          ------------  ------------
                                          $197,438,733  $135,278,026
                                          ============  ============

_____________________________________ SA-70 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
AIM V.I. Mid Cap Core Equity
 Fund..............................      171,350       95,958           75,392
AIM V.I. Premier Equity Fund.......        2,862          845            2,017
American Funds Asset Allocation
 Fund..............................      726,575      174,509          552,066
American Funds Blue Chip Income and
 Growth Fund.......................      336,282       58,396          277,886
American Funds Bond Fund...........      382,198       70,596          311,602
American Funds Global Growth
 Fund..............................    4,131,892    2,536,250        1,595,642
American Funds Growth Fund.........   21,982,662    7,422,346       14,560,316
American Funds Growth-Income
 Fund..............................   15,354,609    4,484,775       10,869,834
American Funds International
 Fund..............................      454,521      112,343          342,178
American Funds New World Fund......      188,025       40,113          147,912
American Funds Global Small
 Capitalization Fund...............    3,119,469    2,009,921        1,109,548
Fidelity VIP Asset Manager
 Portfolio.........................        1,177      279,106         (277,929)
Fidelity VIP Equity-Income
 Portfolio.........................    2,062,050    1,839,203          222,847
Fidelity VIP Overseas Portfolio....      --         1,016,041       (1,016,041)
Franklin Small Cap Fund............          882          222              660
Franklin Small Cap Value Securities
 Fund..............................      471,017       73,697          397,320
Franklin Strategic Income
 Securities Fund...................          338           95              243
Mutual Shares Securities Fund......      259,649       28,080          231,569
Templeton Developing Markets
 Securities Fund...................          214           41              173
Templeton Growth Securities Fund...        2,942          455            2,487
Hartford Advisers HLS Fund.........    4,090,409    4,605,976         (515,567)
Hartford Bond HLS Fund.............    4,444,507    4,328,550          115,957
Hartford Capital Appreciation HLS
 Fund..............................    4,626,846    3,348,522        1,278,324
Hartford Dividend and Growth HLS
 Fund..............................    3,752,605    2,813,975          938,630
Hartford Global Advisers HLS
 Fund..............................      --           301,838         (301,838)
Hartford Global Leaders HLS Fund...      --           108,037         (108,037)
Hartford Global Technology HLS
 Fund..............................      --           183,686         (183,686)
Hartford Disciplined Equity HLS
 Fund..............................    1,135,259    1,467,524         (332,265)
Hartford Growth Opportunities HLS
 Fund..............................      243,839      184,874           58,965
Hartford Index HLS Fund............    3,372,451    4,149,719         (777,268)
Hartford International Small
 Company HLS Fund..................      178,630      118,968           59,662
Hartford International
 Opportunities HLS Fund............    1,939,404    1,248,478          690,926
Hartford MidCap HLS Fund...........    3,169,854    3,819,748         (649,894)
Hartford MidCap Value HLS Fund.....      359,478      134,988          224,490
Hartford Money Market HLS Fund.....   47,466,073   48,687,536       (1,221,463)
Hartford Mortgage Securities HLS
 Fund..............................      826,466    1,185,231         (358,765)
Hartford Small Company HLS Fund....    3,109,566    3,528,548         (418,982)
Hartford Stock HLS Fund............    3,321,120    3,379,522          (58,402)
Hartford Value Opportunities HLS
 Fund..............................      388,186      109,676          278,510
MFS New Discovery Series...........       44,290       20,365           23,925
MFS Total Return Series............      155,488       39,267          116,221
Core Plus Fixed Income.............        7,032        1,073            5,959
Emerging Markets Debt..............          271           60              211
Emerging Markets Equity............           35           16               19
Technology.........................           74           23               51
High Yield.........................          418          108              310

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
U.S. Mid Cap Value.................        5,708          974            4,734
American Opportunities.............        1,410          125            1,285
Balanced Growth....................          180           61              119
Flexible Income....................          388          104              284
Dividend Growth....................          538          161              377
Money Market.......................       66,378       58,032            8,346
Equally-Weighted S&P 500...........        1,772          416            1,356
Putnam VT Diversified Income
 Fund..............................      --            21,597          (21,597)
Putnam VT Global Asset Allocation
 Fund..............................      --            12,544          (12,544)
Putnam VT Global Equity Fund.......       71,269       85,797          (14,528)
Putnam VT Growth and Income Fund...      103,902      166,710          (62,808)
Putnam VT Health Sciences Fund.....      --            62,725          (62,725)
Putnam VT High Yield Fund..........      233,189      195,528           37,661
Putnam VT Income Fund..............       99,704      117,377          (17,673)
Putnam VT International Growth and
 Income Fund.......................      --           105,645         (105,645)
Putnam VT International Equity
 Fund..............................      221,578      265,677          (44,099)
Putnam VT International New
 Opportunities Fund................      --            42,956          (42,956)
Putnam VT Investors Fund...........      --           119,993         (119,993)
Putnam VT Money Market Fund........      --           177,418         (177,418)
Putnam VT New Opportunities Fund...       94,229      115,021          (20,792)
Putnam VT New Value Fund...........      --            79,112          (79,112)
Putnam VT OTC & Emerging Growth
 Fund..............................      --            66,774          (66,774)
Putnam VT The George Putnam Fund of
 Boston............................      --            45,669          (45,669)
Putnam VT Utilities Growth and
 Income Fund.......................           44       19,397          (19,353)
Putnam VT Vista Fund...............      --            74,488          (74,488)
Putnam VT Voyager Fund.............      141,196      226,722          (85,526)
Putnam VT Capital Opportunities
 Fund..............................       13,242        5,860            7,382
Putnam VT Equity Income Fund.......       17,350        5,800           11,550
Growth and Income..................        9,736        1,394            8,342

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
AIM V.I. Mid Cap Core Equity
 Fund..............................       16,525          299           16,226
AIM V.I. Premier Equity Fund.......        4,823           95            4,728
American Funds Asset Allocation
 Fund..............................      286,286        7,623          278,663
American Funds Blue Chip Income and
 Growth Fund.......................      222,390       26,840          195,550
American Funds Bond Fund...........      164,440        6,498          157,942
American Funds Global Growth
 Fund..............................    6,002,665    1,143,339        4,859,326
American Funds Growth Fund.........   25,862,300    9,173,602       16,688,698
American Funds Growth-Income
 Fund..............................   16,727,685    4,976,268       11,751,417
American Funds International
 Fund..............................      417,114       33,360          383,754
American Funds New World Fund......       32,566        3,486           29,080
American Funds Global Small
 Capitalization Fund...............    6,317,524    2,235,951        4,081,573
Fidelity VIP Asset Manager
 Portfolio.........................    1,176,274    1,240,157          (63,883)
Fidelity VIP Equity-Income Fund....    2,876,624    1,941,570          935,054
Fidelity VIP Overseas Portfolio....    2,466,166    3,406,187         (940,021)
Franklin Small Cap Fund............        1,904          434            1,470
Franklin Small Cap Value Securities
 Fund..............................       44,769        1,369           43,400

_____________________________________ SA-72 ____________________________________

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
Franklin Strategic Income
 Securities Fund...................        2,006        1,724              282
Mutual Shares Securities Fund......       84,305        4,940           79,365
Templeton Developing Markets
 Securities Fund...................          258           20              238
Templeton Growth Securities Fund...          487           90              397
Hartford Advisers HLS Fund.........    5,721,140    3,996,949        1,724,191
Hartford Bond HLS Fund.............    8,306,551    4,495,792        3,810,759
Hartford Capital Appreciation HLS
 Fund..............................    4,890,695    3,610,177        1,280,518
Hartford Dividend and Growth HLS
 Fund..............................    4,736,068    3,041,300        1,694,768
Hartford Global Advisers HLS
 Fund..............................      338,231      909,329         (571,098)
Hartford Global Leaders HLS Fund...      309,672      523,782         (214,110)
Hartford Global Technology HLS
 Fund..............................    2,429,945    2,254,482          175,463
Hartford Disciplined Equity HLS
 Fund..............................    2,077,498    1,390,038          687,460
Hartford Growth Opportunities HLS
 Fund..............................      204,274       10,301          193,973
Hartford Index HLS Fund............    5,812,500    4,468,145        1,344,355
Hartford International Small
 Company HLS Fund..................       39,806        1,039           38,767
Hartford International
 Opportunities HLS Fund............    2,957,814    1,937,554        1,020,260
Hartford MidCap HLS Fund...........    6,448,534    3,953,598        2,494,936
Hartford MidCap Value HLS Fund.....       88,563        3,182           85,381
Hartford Money Market HLS Fund.....   55,112,503   59,142,790       (4,030,287)
Hartford Mortgage Securities HLS
 Fund..............................    2,045,146    1,319,969          725,177
Hartford Small Company HLS Fund....    7,253,246    4,689,064        2,564,182
Hartford Stock HLS Fund............    4,970,354    3,882,071        1,088,283
Hartford Value Opportunities HLS
 Fund..............................       79,794        2,419           77,375
MFS New Discovery Series...........        7,988          131            7,857
MFS Total Return Series............       89,508        4,269           85,239
Core Plus Fixed Income.............        4,458        1,929            2,529
Emerging Markets Debt..............          257           26              231
Emerging Markets Equity............          271            0              271
Technology.........................           73           28               45
High Yield.........................          642           51              591
U.S. Mid Cap Value.................        2,274          231            2,043
American Opportunities.............          905          124              781
Balanced Growth....................          444          322              122
Flexible Income....................          419           56              363
Dividend Growth....................          840          381              459
Money Market.......................       61,880       36,676           25,204
Value-Added Market.................        1,991          211            1,780
Putnam VT Diversified Income
 Fund..............................      238,711      245,698           (6,987)
Putnam VT Global Asset Allocation
 Fund..............................       10,667       53,125          (42,458)
Putnam VT Global Equity Fund.......      148,388      162,749          (14,361)
Putnam VT Growth and Income Fund...      212,774      328,061         (115,287)
Putnam VT Health Sciences Fund.....       63,087      151,921          (88,834)
Putnam VT High Yield Fund..........      300,937      210,924           90,013
Putnam VT Income Fund..............      200,191      186,393           13,798
Putnam VT International Growth and
 Income Fund.......................      241,202      369,195         (127,993)
Putnam VT International Equity
 Fund..............................      447,676      356,359           91,317
Putnam VT International New
 Opportunities Fund................      112,932      189,367          (76,435)
Putnam VT Investors Fund...........      132,179      431,678         (299,499)
Putnam VT Money Market Fund........      577,989    1,301,063         (723,074)

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
Putnam VT New Opportunities Fund...      187,570      267,841          (80,271)
Putnam VT New Value Fund...........      146,380      380,332         (233,952)
Putnam VT OTC & Emerging Growth
 Fund..............................      456,702      583,236         (126,534)
Putnam VT The George Putnam Fund of
 Boston............................       97,900      197,290          (99,390)
Putnam VT Utilities Growth and
 Income Fund.......................      119,554      181,644          (62,090)
Putnam VT Vista Fund...............      115,216      389,043         (273,827)
Putnam VT Voyager Fund.............      259,405      261,569           (2,164)
Putnam VT Capital Opportunities
 Fund..............................       30,523        1,622           28,901
Putnam VT Equity Income Fund.......       37,756        9,593           28,163
Growth and Income..................        2,772          308            2,464

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
AIM V.I. MID CAP CORE EQUITY FUND
  2004  Lowest contract charges        91,618   $12.966631    $ 1,187,976      --           0.18%     13.82%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        16,226    11.392463        184,858      --          --         13.93%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
AIM V.I. PREMIER EQUITY FUND
  2004  Lowest contract charges         6,745    11.914989         80,363      --           0.53%      5.77%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         4,728    11.264791         53,258      --           0.50%     12.65%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2004  Lowest contract charges       830,729    11.982388      9,954,118      --           2.61%      8.34%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       278,663    11.059916      3,081,989      --           3.86%     10.60%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2004  Lowest contract charges       473,436    12.728640      6,026,200      --           0.67%      9.74%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       195,550    11.598516      2,268,094      --          --         15.99%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-74 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
AMERICAN FUNDS BOND FUND
  2004  Lowest contract charges       469,544    10.910455      5,122,936      --           3.02%      5.72%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       157,942    10.320517      1,630,044      --          --          3.21%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2004  Lowest contract charges     9,232,828   $ 1.088710    $10,051,872      --           0.42%     13.49%
        Highest contract charges           12    12.902130            150      --           0.24%     13.49%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     7,637,190     0.959325      7,326,548      --           0.30%     35.27%
        Highest contract charges            8    11.368863             91      --          --         35.27%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     2,777,873     0.709176      1,970,001      --           0.83%    (14.64)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       949,542     0.830793        788,873      --           0.65%    (16.92)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
AMERICAN FUNDS GROWTH FUND
  2004  Lowest contract charges    45,726,060     0.920977     42,112,650      --           0.20%     12.50%
        Highest contract charges        5,269    11.579473         61,014      --           0.19%     12.50%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    31,167,773     0.818667     25,516,028      --           0.15%     36.81%
        Highest contract charges        3,240    10.293163         33,350      --           0.18%     36.81%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    14,482,130     0.598421      8,666,411      --           0.05%    (24.45)%
        Highest contract charges          184     7.523911          1,387      --           0.07%    (24.76)%
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     5,005,581     0.792121      3,965,026      --           0.31%    (20.79)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
AMERICAN FUNDS GROWTH-INCOME FUND
  2004  Lowest contract charges    40,103,868     1.197136     48,009,785      --           0.98%     10.37%
        Highest contract charges        4,291    11.654792         50,011      --           0.96%     10.37%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    29,235,666     1.084618     31,709,529      --           1.25%     32.43%
        Highest contract charges        2,659    10.559346         28,077      --           1.77%     32.43%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    17,486,908     0.819043     14,322,529      --           1.41%    (18.34)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     6,626,425     1.003020      6,646,437      --           1.00%      0.30%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
AMERICAN FUNDS INTERNATIONAL FUND
  2004  Lowest contract charges         2,664    13.142052         35,011      --           1.41%     19.32%
        Highest contract charges      723,268    14.981085     10,835,340      --           1.62%     19.32%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         1,585    11.014339         17,458      --           2.79%     34.85%
        Highest contract charges      382,169    12.555634      4,798,380      --           2.11%     25.56%
        Remaining contract
        charges                        --          --             --           --          --         --
AMERICAN FUNDS NEW WORLD FUND
  2004  Lowest contract charges       176,992   $14.760130    $ 2,612,418      --           1.49%     18.80%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        29,080    12.424553        361,311      --          --         24.25%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2004  Lowest contract charges     6,869,948     1.307366      8,981,536      --          --         20.88%
        Highest contract charges            6    14.112968             81      --          --         20.88%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     5,760,402     1.081533      6,230,065      --           0.53%     53.53%
        Highest contract charges            4    11.675119             47      --          --         53.53%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     1,678,833     0.704466      1,182,681      --           0.70%    (19.05)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       737,617     0.870271        641,927      --           0.59%    (12.97)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2004  Lowest contract charges     1,748,101     2.035964      3,559,071      --           2.79%      5.47%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     2,026,030     1.930394      3,911,037      --           3.30%     17.98%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     2,089,913     1.636274      3,419,670      --           3.75%     (8.73)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     1,889,379     1.792741      3,387,167      --           3.73%     (4.09)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-76 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
  2004  Lowest contract charges     7,144,804     2.591536     18,516,017      --           1.48%     11.53%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     6,921,957     2.323637     16,084,115      --           1.70%     30.33%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     5,986,902     1.782890     10,673,988      --           1.54%    (16.95)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     4,261,643     2.146668      9,148,333      --           1.59%     (4.96)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
FIDELITY VIP OVERSEAS PORTFOLIO
  2004  Lowest contract charges       746,523   $ 1.806348    $ 1,348,480      --           1.69%     13.64%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     1,762,564     1.589607      2,801,784      --           0.87%     43.37%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     2,702,585     1.108757      2,996,510      --           0.68%    (20.28)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     2,326,070     1.390795      3,235,087      --           4.29%    (21.17)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
FRANKLIN SMALL CAP FUND
  2004  Lowest contract charges         2,131    11.078548         23,612      --          --         11.48%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         1,471     9.938185         14,617      --          --         37.24%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
  2004  Lowest contract charges       440,721    15.061082      6,637,740      --           0.19%     23.75%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        43,401    12.170997        528,232      --          --         21.71%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  2004  Lowest contract charges           525    13.737429          7,208      --           2.91%     10.01%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           282    12.486991          3,520      --           6.90%     20.36%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
MUTUAL SHARES SECURITIES FUND
  2004  Lowest contract charges         3,115    12.162024         37,886      --           0.77%     12.63%
        Highest contract charges      307,925    12.811952      3,945,115      --           0.83%     12.63%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         1,504    10.798029         16,245      --           0.87%     25.15%
        Highest contract charges       77,967    11.375095        886,884      --          --         13.75%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges           107     8.628238            920      --          --        (13.72)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  2004  Lowest contract charges           410   $17.380853    $     7,125      --           1.97%     24.83%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           237    13.923231          3,305      --           0.60%     53.74%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
TEMPLETON GROWTH SECURITIES FUND
  2004  Lowest contract charges         3,103    12.090285         37,521      --           1.18%     16.03%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           616    10.420321          6,415      --           1.21%     32.14%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges           219     7.886125          1,725      --          --        (21.14)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges    17,549,021     2.692139     47,244,405      --           2.08%      3.74%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    18,064,588     2.594991     46,877,442      --           2.49%     18.49%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    16,340,396     2.190023     35,785,844      --           3.06%    (13.79)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges    13,069,701     2.540380     33,202,008      --           2.96%     (4.64)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-78 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD BOND HLS FUND
  2004  Lowest contract charges    15,824,942     2.200121     34,816,788      --           4.61%      4.62%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    15,708,985     2.102885     33,034,189      --           3.94%      7.85%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    11,898,226     1.949909     23,200,458      --           3.94%     10.08%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     7,614,409     1.771309     13,487,472      --           4.47%      8.68%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges    16,243,964   $ 4.875404    $79,195,890      --           0.36%     19.36%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    14,965,640     4.084473     61,126,752      --           0.66%     42.38%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    13,685,122     2.868780     39,259,605      --           0.69%    (19.70)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges    10,679,543     3.572570     38,153,415      --           0.76%     (6.94)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2004  Lowest contract charges    11,553,615     3.190025     36,856,320      --           1.46%     12.42%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    10,614,985     2.837561     30,120,666      --           1.68%     26.80%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     8,920,217     2.237882     19,962,394      --           1.61%    (14.23)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     7,143,695     2.609041     18,638,193      --           1.90%     (4.04)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD GLOBAL ADVISERS HLS FUND
  2004  Lowest contract charges       482,358     1.363233        657,568      --           0.02%     12.75%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       784,196     1.209099        948,171      --           0.53%     22.26%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     1,355,295     0.988953      1,340,323      --           0.05%     (8.95)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       863,598     1.086141        937,989      --           0.96%     (6.25)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges       455,765   $ 1.103429    $   502,904      --           0.52%     19.19%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       563,802     0.925806        521,972      --           0.39%     35.57%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       777,912     0.682881        531,222      --           0.66%    (19.51)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       875,661     0.848373        742,887      --           1.32%    (15.16)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2004  Lowest contract charges       293,198     0.740995        217,258      --          --          1.35%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       476,884     0.731126        348,662      --          --         61.50%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       301,422     0.452718        136,459      --          --        (38.59)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       134,931     0.737165         99,466      --          --        (26.28)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-80 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges     5,956,704     1.280563      7,627,935      --           1.10%      8.41%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     6,288,969     1.181232      7,428,731      --           1.30%     28.82%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     5,601,509     0.916970      5,136,415      --           0.40%    (24.65)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     5,091,257     1.216983      6,195,973      --          --         (8.02)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges       252,938    14.145761      3,578,006      --          --         17.19%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       193,973    12.071320      2,341,513      --          --         20.71%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges    17,958,536   $ 3.120058    $56,031,672      --           1.27%     10.39%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    18,735,804     2.826298     52,952,965      --           1.45%     28.13%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    17,391,449     2.205769     38,361,520      --           1.17%    (22.45)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges    14,932,815     2.844242     42,472,538      --           0.91%    (12.31)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2004  Lowest contract charges        98,428    15.090922      1,485,376      --          --         16.96%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        38,766    12.902318        500,177      --           4.25%     29.02%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges     6,048,432     2.064885     12,489,317      --           0.78%     18.08%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     5,357,506     1.748699      9,368,665      --           1.09%     33.10%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     4,337,246     1.313864      5,698,551      --           1.99%    (17.93)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     4,535,880     1.600938      7,261,663      --           0.12%    (18.73)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD MIDCAP HLS FUND
  2004  Lowest contract charges    13,476,489     2.784937     37,531,173      --           0.27%     16.44%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    14,126,383     2.391809     33,787,610      --           0.27%     37.67%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    11,631,447     1.737334     20,207,709      --           0.13%    (14.22)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     8,146,939     2.025330     16,500,241      --          --         (3.62)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD MIDCAP VALUE HLS FUND
  2004  Lowest contract charges       309,871   $14.653166    $ 4,540,597      --           0.10%     16.30%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        85,381    12.599619      1,075,773      --          --         26.00%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges    31,459,077     1.555598     48,937,677      --           0.93%      0.94%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    32,680,540     1.541051     50,362,379      --           0.75%      0.75%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    36,710,827     1.529607     56,153,138      --           1.44%      1.47%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges    33,846,856     1.507506     51,024,339      --           3.58%      3.87%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-82 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2004  Lowest contract charges     3,120,836     1.996349      6,230,277      --           4.79%      4.12%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     3,479,601     1.917343      6,671,588      --           3.06%      2.29%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     2,754,424     1.874447      5,163,021      --           3.39%      8.15%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     1,421,331     1.733120      2,463,338      --           4.58%      7.50%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD SMALL COMPANY HLS FUND
  2004  Lowest contract charges     9,913,174     1.609664     15,956,879      --          --         12.18%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    10,332,156     1.434873     14,825,331      --          --         55.87%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     7,767,974     0.920563      7,150,910      --          --        (30.23)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     5,925,492     1.319402      7,818,106      --          --        (14.92)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges    16,186,432   $ 3.060365    $49,536,391      --           1.10%      4.17%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    16,244,834     2.937881     47,725,388      --           1.27%     26.47%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    15,156,551     2.322928     35,207,576      --           1.05%    (24.25)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges    13,578,289     3.066451     41,637,157      --           0.84%    (12.23)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges       355,885    14.638700      5,209,692      --           0.24%     18.87%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        77,375    12.314438        952,829      --          --         23.14%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
MFS NEW DISCOVERY SERIES
  2004  Lowest contract charges        31,782    12.907985        410,237      --          --          6.52%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         7,857    12.118057         95,216      --          --         21.18%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
MFS TOTAL RETURN SERIES
  2004  Lowest contract charges         1,689    11.952373         20,185      --           1.48%     11.32%
        Highest contract charges      199,770    11.995951      2,396,428      --           1.37%     11.32%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           913    10.736851          9,806      --          --         16.32%
        Highest contract charges       84,325    10.776006        908,691      --          --          7.76%
        Remaining contract
        charges                        --          --             --           --          --         --
CORE PLUS FIXED INCOME
  2004  Lowest contract charges         8,626    11.720993        101,107      --           3.91%      4.37%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         2,667    11.230495         29,950      --           0.10%      4.64%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges           137    10.732654          1,474      --           7.33%      7.09%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
EMERGING MARKETS DEBT
  2004  Lowest contract charges           442   $14.513393    $     6,423      --           7.31%     10.06%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           231    13.186557          3,049      --          --         27.86%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
EMERGING MARKETS EQUITY
  2004  Lowest contract charges           290    14.958972          4,339      --           0.65%     23.11%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           271    12.150534          3,296      --          --         49.67%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-84 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
TECHNOLOGY
  2004  Lowest contract charges           175     8.122156          1,419      --          --         (1.64)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           124     8.257908          1,025      --          --         47.77%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges            79     5.588233            440      --          --        (44.12)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HIGH YIELD
  2004  Lowest contract charges           954    13.132873         12,535      --           6.33%      9.49%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           644    11.995127          7,720      --          --         25.71%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges            53     9.541983            503      --          20.10%     (4.58)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
U.S. MID CAP VALUE
  2004  Lowest contract charges         6,902    11.560565         79,788      --           0.03%     14.59%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         2,168    10.088453         21,866      --          --         41.51%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges           125     7.129259            891      --          --        (28.71)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
AMERICAN OPPORTUNITIES
  2004  Lowest contract charges         2,065   $10.121196    $    20,899      --           0.11%      7.96%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           780     9.374730          7,316      --           0.17%     20.25%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
BALANCED GROWTH
  2004  Lowest contract charges           241    11.468405          2,763      --           2.29%     10.68%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           122    10.361510          1,263      --           3.83%     19.51%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
FLEXIBLE INCOME
  2004  Lowest contract charges           646    13.210952          8,528      --           8.27%      6.62%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           362    12.391284          4,491      --           5.00%     13.15%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
DIVIDEND GROWTH
  2004  Lowest contract charges           836    10.723827          8,960      --           1.63%      8.03%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           459     9.926469          4,560      --           1.90%     27.48%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
MONEY MARKET
  2004  Lowest contract charges        42,207    10.179182        429,630      --           0.60%      0.61%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        33,861    10.117490        342,591      --           0.37%      0.40%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges         8,657    10.077497         87,236      --           0.59%      0.78%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
EQUALLY-WEIGHTED S&P 500
  2004  Lowest contract charges         3,249   $12.720598    $    41,326      --           0.79%     16.33%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         1,893    10.934590         20,697      --           0.69%     36.87%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges           112     7.989207            897      --          --        (20.11)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT DIVERSIFIED INCOME FUND
  2004  Lowest contract charges       152,179    18.910417      2,877,775      --           9.48%      9.58%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       173,776    17.256953      2,998,839      --           9.34%     20.27%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       180,764    14.348324      2,593,654      --           4.32%      6.20%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        63,007    13.510984        851,293      --           6.78%      3.82%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-86 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2004  Lowest contract charges        47,897    23.680233      1,134,220      --           3.38%      9.26%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        60,441    21.674078      1,310,002      --           4.60%     22.04%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       102,899    17.760045      1,827,486      --           1.79%    (12.36)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        79,483    20.265402      1,610,751      --           1.06%     (8.35)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT GLOBAL EQUITY FUND
  2004  Lowest contract charges       267,705   $22.118357    $ 5,921,201      --           2.22%     13.94%
        Highest contract charges          989    13.174300         13,028      --           1.68%     13.68%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       283,222    19.412578      5,498,074      --           1.19%     29.54%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       297,584    14.985684      4,459,494      --           0.30%    (22.16)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       285,789    19.251979      5,502,001      --          --        (29.66)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT GROWTH AND INCOME FUND
  2004  Lowest contract charges         6,445    12.625543         81,378      --           1.33%     11.11%
        Highest contract charges      665,403    30.370460     20,208,598      --           1.79%     11.37%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           686    11.362976          7,793      --          --         13.63%
        Highest contract charges      733,970    27.270997     20,016,088      --           2.17%     27.69%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       849,943    21.356598     18,151,885      --           2.33%    (18.79)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       842,402    26.297364     22,152,962      --           1.60%     (6.16)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM VT HEALTH SCIENCES FUND
  2004  Lowest contract charges       131,516    12.300632      1,617,732      --           0.43%      7.30%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       194,241    11.463412      2,226,661      --           0.84%     18.80%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       283,075     9.649126      2,731,424      --           0.07%    (20.21)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       242,676    12.092641      2,934,597      --           0.04%    (19.53)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT HIGH YIELD FUND
  2004  Lowest contract charges       485,910   $21.972422    $10,676,610      --           7.94%     10.99%
        Highest contract charges       23,051    12.089639        278,676      --           3.95%     10.54%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       467,851    19.796707      9,261,907      --          10.46%     26.86%
        Highest contract charges        3,449    10.936633         37,718      --          --          9.37%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       381,287    15.605782      5,950,278      --          11.21%     (0.54)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       257,689    15.690083      4,043,163      --          12.92%      3.87%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT INCOME FUND
  2004  Lowest contract charges       320,330    19.822044      6,349,595      --           4.39%      4.72%
        Highest contract charges        9,161    10.394738         95,231      --           1.90%      4.43%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       345,789    18.928406      6,545,232      --           4.86%      4.70%
        Highest contract charges        1,375     9.953490         13,688      --          --         (0.47)%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       333,366    18.079459      6,027,077      --           4.11%      8.09%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       240,559    16.725709      4,023,515      --           8.24%      7.53%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-88 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2004  Lowest contract charges       245,350    14.179491      3,478,936      --           1.39%     21.31%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       350,995    11.688479      4,102,594      --           1.77%     38.37%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       478,988     8.447396      4,046,199      --           0.63%    (13.67)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       326,924     9.785153      3,198,997      --           1.37%    (20.67)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges        28,043   $13.761280    $   385,904      --           1.14%     16.19%
        Highest contract charges    1,045,212    13.986237     14,618,585      --           1.67%     16.49%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        10,024    11.843322        118,723      --          --         28.89%
        Highest contract charges    1,107,330    12.006885     13,295,578      --          --         18.43%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     1,026,037     9.315833      9,558,393      --           0.95%    (17.52)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       759,789    11.294275      8,581,265      --           0.33%    (20.41)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2004  Lowest contract charges        67,284    11.419666        768,366      --           1.23%     13.63%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       110,240    10.050111      1,107,926      --           0.57%     33.59%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       186,675     7.523083      1,404,375      --           0.89%    (13.46)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       181,034     8.693232      1,573,770      --          --        (28.52)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM VT INVESTORS FUND
  2004  Lowest contract charges       152,187     9.824339      1,495,134      --           0.79%     13.07%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       272,180     8.688642      2,364,877      --           0.85%     27.25%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       571,679     6.827953      3,903,397      --           0.41%    (23.68)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       517,240     8.946510      4,627,496      --           0.09%    (24.61)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT MONEY MARKET FUND
  2004  Lowest contract charges       247,869   $ 1.545717    $   383,135      --           0.87%      0.91%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       425,287     1.531768        651,442      --           0.78%      0.76%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     1,148,361     1.520209      1,745,748      --           1.43%      1.46%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       899,771     1.498367      1,348,187      --           3.94%      4.00%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT NEW OPPORTUNITIES FUND
  2004  Lowest contract charges         7,414    12.708018         94,219      --          --         10.31%
        Highest contract charges      406,075    20.383662      8,277,303      --          --         10.57%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges           435    11.520422          5,015      --          --         15.20%
        Highest contract charges      433,846    18.434963      7,997,936      --          --         32.70%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       514,552    13.891974      7,148,145      --          --        (30.29)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       451,728    19.929373      9,002,665      --          --        (29.99)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-90 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM VT NEW VALUE FUND
  2004  Lowest contract charges       236,622    17.564560      4,156,161      --           1.12%     15.77%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       315,734    15.171400      4,790,130      --           1.78%     32.86%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       549,686    11.418982      6,276,853      --           4.27%    (15.44)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       435,752    13.503535      5,884,191      --           0.87%      3.61%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT OTC & EMERGING GROWTH FUND
  2004  Lowest contract charges       186,050   $ 6.548058    $ 1,218,264      --          --          8.99%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       252,824     6.007790      1,518,917      --          --         35.94%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       379,358     4.419389      1,676,532      --          --        (32.06)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       323,096     6.504819      2,101,682      --          --        (45.57)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2004  Lowest contract charges        90,838    13.603625      1,235,733      --           2.29%      8.48%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       136,507    12.540269      1,711,836      --           3.11%     17.35%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       235,897    10.685893      2,520,767      --           2.07%     (8.57)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       114,102    11.687147      1,333,523      --           1.92%      0.74%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2004  Lowest contract charges        71,976    22.847531      1,644,476      --           2.49%     21.87%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        91,329    18.747452      1,712,190      --           4.03%     25.00%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       153,420    14.997690      2,300,940      --           3.46%    (23.83)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       131,929    19.690377      2,597,734      --           2.83%    (22.15)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT VISTA FUND
  2004  Lowest contract charges       133,849   $11.461246    $ 1,534,073      --          --         18.90%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       208,337     9.639100      2,008,181      --          --         33.42%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       482,163     7.224769      3,483,518      --          --        (30.38)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       404,600    10.377065      4,198,561      --          --        (33.40)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT VOYAGER FUND
  2004  Lowest contract charges       705,150    28.800926     20,308,967      --           0.48%      5.34%
        Highest contract charges       12,623    11.778147        148,678      --           0.33%      5.03%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       798,295    27.341904     21,826,917      --           0.62%     25.16%
        Highest contract charges        5,004    11.213819         56,115      --          --         12.14%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       805,463    21.845647     17,595,860      --           0.86%    (26.34)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       762,757    29.655765     22,620,155      --           0.11%    (22.24)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
  2004  Lowest contract charges        36,283    14.208783        515,544      --           0.28%     18.12%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        28,901    12.028998        347,646      --           8.36%     20.29%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-92 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM VT EQUITY INCOME FUND
  2004  Lowest contract charges        39,713    12.708724        504,699      --           0.12%     11.82%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        28,163    11.365596        320,086      --           1.00%     13.66%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
GROWTH AND INCOME
  2004  Lowest contract charges        10,916   $11.893431    $   129,823      --           0.55%     14.12%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         2,574    10.421916         26,826      --           0.49%     27.68%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges           110     8.162730            900      --          --        (18.37)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit value.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Issue charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.75% to 0.80% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from $10.00 to $30.00 plus $0.03 to $0.05 per month per $1,000 in supplemental fees for administrative services provided by the Company.

These charges are a redemption of units.

ISSUE CHARGE:

The Company, will make certain deductions, $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

These charges are a redemption of units.

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

RIDERS:

The Company will make certain deductions for various Rider charges, such as Estate Protection Rider, Last Survivor Yearly Renewable Term Insurance, Single Life Yearly Renewable Life Insurance Rider. These deductions range from $0.06 to $86.13 per $1,000 of the initial face amount.

These charges are a redemption of units.

_____________________________________ SA-94 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****